Securities Act File No. 33-5270
Investment Company Act File No. 811-4653
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 33	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]
(Check appropriate box or boxes)

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 842-5665

Jeffrey L. Steele	Copies to:
Washington Management Corporation	Robert W. Helm, Esq.
1101 Vermont Avenue, N.W.	Dechert LLP
Washington, D.C. 20005	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006
(Counsel for the Registrant)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 1, 2009 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


[Logo - American Funds/(R)/]                   The right choice for the long term/(R)/

The American Funds
Tax-Exempt Series I
The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/

                                                        TICKER
----------------------------------------------------------------------------------------

                                      CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
THE TAX-EXEMPT FUND OF MARYLAND        TMMDX    TEMBX    TEMCX     TMDFX       TMMFX
THE TAX-EXEMPT FUND OF VIRGINIA        TFVAX    TEVBX    TEVCX     TEVFX       TEFFX
----------------------------------------------------------------------------------------

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt
Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.

PROSPECTUS

October 1, 2009

TABLE OF CONTENTS

Summaries
        1  -  The Tax-Exempt Fund of Maryland
        8  -  The Tax-Exempt Fund of Virginia
       15  Investment objectives, strategies and risks
       16  Additional investment results
       19  Management and organization
       22  Shareholder information
       23  Choosing a share class
       25  Purchase, exchange and sale of shares
       30  Sales charges
       33  Sales charge reductions and waivers
       37  Rollovers from retirement plans to IRAs
       37  Plans of distribution
       38  Other compensation to dealers
       39  How to sell shares
       41  Distributions and taxes
       43  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


The Tax-Exempt Fund of Maryland

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Maryland state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 33 of the prospectus and on page 49 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid from your investment)
                                                        SHARE CLASSES
                                                -------------------------------
                                                                      F-1 AND
                                                  A      B      C       F-2
-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none     none
 purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%     none
 (as a percentage of the amount redeemed)        none
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none     none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none     none

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------SHARE CLASSES-----------------
                                     A        B        C       F-1       F-2
-------------------------------------------------------------------------------

 Management fees                   0.37%    0.37%    0.37%    0.37%     0.37%
-------------------------------------------------------------------------------
 Distribution and/or service       0.25     1.00     0.99     0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                    0.08     0.08     0.13     0.18      0.12
-------------------------------------------------------------------------------
 Total annual fund operating       0.70     1.45     1.49     0.80      0.49
 expenses

The American Funds Tax-Exempt Series I / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

SHARE CLASSES                    1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $444    $590     $750      $1,213
---------------------------------------------------------------------
 B                                 648     859      992       1,531
---------------------------------------------------------------------
 C                                 252     471      813       1,779
---------------------------------------------------------------------
 F-1                                82     255      444         990
---------------------------------------------------------------------
 F-2                                50     157      274         616
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

SHARE CLASSES                    1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $148    $459     $792      $1,531
---------------------------------------------------------------------
 C                                 152     471      813       1,779
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 14%
of the average value of its portfolio.

                            The American Funds Tax-Exempt Series I / Prospectus

Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing
80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Maryland and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Maryland taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Maryland.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers in the state of Maryland, the fund is more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Maryland is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Maryland's economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The American Funds Tax-Exempt Series I / Prospectus


Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

[begin bar chart]
1999     -2.35
2000      8.19
2001      5.10
2002      8.31
2003      4.66
2004      3.93
2005      3.00
2006      3.95
2007      0.65
2008     -7.55
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            3.99%  (quarter ended September 30, 2002)
LOWEST            -4.41%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 8.83%.

                            The American Funds Tax-Exempt Series I / Prospectus

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
SHARE CLASS                    INCEPTION DATE      1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 A - Before taxes                 8/14/86          -11.04%  -0.07%     2.29%
   - After taxes on distributions                  -11.04   -0.07      2.29
   - After taxes on distributions and sale of fund  -5.85    0.56      2.58
     shares

SHARE CLASS (before taxes)    INCEPTION DATE  1 YEAR    5 YEARS
----------------------------------------------------------------

 B                               3/15/00      -12.66%   -0.38%
----------------------------------------------------------------
 C                               4/12/01       -9.16    -0.11
----------------------------------------------------------------
 F-1                             6/15/01       -7.61     0.60

 INDEXES/*/ (before taxes)                1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 Barclays Capital Municipal Maryland       0.21%       2.88%         4.21%
 Index
 Barclays Capital Municipal Bond Index    -2.47        2.71          4.26
 Lipper Maryland Municipal Debt Funds     -9.28        0.86          2.69
 Average
Class A annualized 30-day yield at July 31, 2009: 3.04%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

*  The Barclays Capital Municipal Maryland Index and the Barclays Capital
   Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)
   reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Maryland Index to replace the
   Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
   Municipal Maryland Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond
   Index. The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 17 of this prospectus for more information on the indexes listed above.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

The American Funds Tax-Exempt Series I / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN              16 years         Senior Vice President - Fixed
                                                 Income, Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 EDWARD B. NAHMIAS               6 years         Senior Vice President - Fixed
                                                 Income, Capital Research
                                                 Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
--------------------------------------------------------

 To establish an account                         $1,000
 To add to an account                                50
--------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007;
telephoning (800/421-0180); or faxing (317/735-6636) American Funds Service
Company or accessing our website (americanfunds.com).

                            The American Funds Tax-Exempt Series I / Prospectus

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Maryland income tax will also be exempt from Maryland state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Maryland income tax, such dividends will be subject to Maryland state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

The American Funds Tax-Exempt Series I / Prospectus


The Tax-Exempt Fund of Virginia

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Virginia state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 33 of the prospectus and on page 49 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid from your investment)
                                                        SHARE CLASSES
                                                -------------------------------
                                                                      F-1 AND
                                                  A      B      C       F-2
-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none     none
 purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%     none
 (as a percentage of the amount redeemed)        none
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none     none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none     none

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------SHARE CLASSES-----------------
                                     A        B        C       F-1       F-2
-------------------------------------------------------------------------------

 Management fees                   0.36%    0.36%    0.36%    0.36%     0.36%
-------------------------------------------------------------------------------
 Distribution and/or service       0.25     1.00     1.00     0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                    0.07     0.07     0.11     0.15      0.15
-------------------------------------------------------------------------------
 Total annual fund operating       0.68     1.43     1.47     0.76      0.51
 expenses

                            The American Funds Tax-Exempt Series I / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $442    $584     $739      $1,190
---------------------------------------------------------------------
 B                                 646     852      982       1,509
---------------------------------------------------------------------
 C                                 250     465      803       1,757
---------------------------------------------------------------------
 F-1                                78     243      422         942
---------------------------------------------------------------------
 F-2                                52     164      285         640
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $146    $452     $782      $1,509
---------------------------------------------------------------------
 C                                 150     465      803       1,757
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 10%
of the average value of its portfolio.

The American Funds Tax-Exempt Series I / Prospectus


Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing
80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Virginia and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Virginia.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers in the state of Virginia, the fund is more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Virginia is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Virginia's economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                       10

                            The American Funds Tax-Exempt Series I / Prospectus

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 12 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

[begin bar chart]
1999     -2.53
2000     10.05
2001      4.52
2002      8.92
2003      4.18
2004      3.04
2005      2.31
2006      3.99
2007      1.80
2008     -3.78
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.34%  (quarter ended September 30, 2002)
LOWEST            -3.00%  (quarter ended September 30, 2008)

The fund's total return for the six months ended June 30, 2009, was 6.60%.

                                       11

The American Funds Tax-Exempt Series I / Prospectus


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
SHARE CLASS                    INCEPTION DATE      1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 A - Before taxes                  8/14/86          -7.38%   0.66%     2.77%
   - After taxes on distributions                   -7.38    0.66      2.77
   - After taxes on distributions and sale of fund  -3.50    1.12      2.95
     shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS
---------------------------------------------------------------

 B                               3/15/00      -9.12%    0.34%
---------------------------------------------------------------
 C                               4/18/01      -5.46     0.61
---------------------------------------------------------------
 F-1                             4/04/01      -3.85     1.34

 INDEXES/*/ (before taxes)                  1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------

 Barclays Capital Municipal Virginia         0.30%      3.08%         4.35%
 Index
 Barclays Capital Municipal Bond Index      -2.47       2.71          4.26
 Lipper Virginia Municipal Debt Funds       -9.77       1.16          2.87
 Average
Class A annualized 30-day yield at July 31, 2009: 2.99%
(For current yield information, please call American FundsLine at 800/325-3590.)

*  The Barclays Capital Municipal Virginia Index and the Barclays Capital
   Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)
   reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Virginia Index to replace the
   Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
   Municipal Virginia Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond
   Index. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 18 of this prospectus for more information on the indexes listed above.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

                                       12

                            The American Funds Tax-Exempt Series I / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
--------------------------------------------------------------------------------

 BRENDA S. ELLERIN              16 years         Senior Vice President - Fixed
                                                 Income, Capital Research and
                                                 Management Company
--------------------------------------------------------------------------------
 EDWARD B. NAHMIAS               6 years         Senior Vice President - Fixed
                                                 Income, Capital Research
                                                 Company
--------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
--------------------------------------------------------

 To establish an account                         $1,000
 To add to an account                                50
--------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007;
telephoning (800/421-0180); or faxing (317/735-6636) American Funds Service
Company or accessing our website (americanfunds.com).

                                       13

The American Funds Tax-Exempt Series I / Prospectus


Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Virginia income tax will also be exempt from Virginia state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Virginia income tax, such dividends will be subject to Virginia state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       14

                            The American Funds Tax-Exempt Series I / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state's (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital.
The fund seeks to achieve these objectives under normal circumstances by investing 80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in the respective state (Maryland or Virginia) and in municipal securities that are issued by jurisdictions outside the respective state, provided such securities are exempt from federal and Maryland/Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.
The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers in the state of Maryland or
Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                       15

The American Funds Tax-Exempt Series I / Prospectus


Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Additional investment results

Unlike the tables on pages 5 and 12, the tables on pages 17 and 18 reflect the fund's results calculated without sales charges.

                                       16

                            The American Funds Tax-Exempt Series I / Prospectus

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
THE MARYLAND FUND
-------------------------------------------------------------------------------
 SHARE CLASS                    INCEPTION DATE      1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 A - Before taxes                   8/14/86         -7.55%   0.70%     2.68%
   - After taxes on distributions                   -7.55    0.70      2.68
   - After taxes on distributions and sale of fund  -3.53    1.22      2.93
     shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS
---------------------------------------------------------------

 B                               3/15/00      -8.22%   -0.04%
---------------------------------------------------------------
 C                               4/12/01      -8.27    -0.11
---------------------------------------------------------------
 F-1                             6/15/01      -7.61     0.60

 INDEXES/1/ (before taxes)           1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------

 Barclays Capital Municipal           0.21%         2.88%           4.21%
 Maryland Index
 Barclays Capital Municipal Bond     -2.47          2.71            4.26
 Index
 Lipper Maryland Municipal Debt      -9.28          0.86            2.69
 Funds Average
Class A distribution rate at December 31, 2008: 4.36%/2/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The Barclays Capital Municipal Maryland Index and the Barclays Capital
   Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)
   reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Maryland Index to replace the
   Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
   Municipal Maryland Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond
   Index. The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2  Reflects fee waivers (4.32% without the waivers) as described in the fund's statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital Municipal Maryland Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from Maryland.
Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal
Bond Index) is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. The fund has selected the Barclays Capital Municipal Maryland Index to replace the Barclays
Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital Municipal Maryland
Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. Lipper
Maryland Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in
Maryland. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

                                       17

The American Funds Tax-Exempt Series I / Prospectus


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
THE VIRGINIA FUND
-------------------------------------------------------------------------------
 SHARE CLASS                    INCEPTION DATE      1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 A - Before taxes                   8/14/86         -3.78%   1.43%     3.17%
   - After taxes on distributions                   -3.78    1.43      3.16
   - After taxes on distributions and sale of fund  -1.11    1.79      3.30
     shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS
---------------------------------------------------------------

 B                               3/15/00      -4.49%    0.69%
---------------------------------------------------------------
 C                               4/18/01      -4.54     0.61
---------------------------------------------------------------
 F-1                             4/04/01      -3.85     1.34

 INDEXES/1/ (before taxes)           1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------

 Barclays Capital Municipal           0.30%         3.08%           4.35%
 Virginia Index
 Barclays Capital Municipal Bond     -2.47          2.71            4.26
 Index
 Lipper Virginia Municipal Debt      -9.77          1.16            2.87
 Funds Average
Class A distribution rate at December 31, 2008: 4.08%/2/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The Barclays Capital Municipal Virginia Index and the Barclays Capital
   Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)
   reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Virginia Index to replace the
   Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
   Municipal Virginia Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond
   Index. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2  Reflects fee waivers (4.04% without the waivers) as described in the fund's statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 12 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital Municipal Virginia Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from Virginia.
Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal
Bond Index) is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. The fund has selected the Barclays Capital Municipal Virginia Index to replace the Barclays
Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital Municipal Virginia
Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. Lipper
Virginia Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in
Virginia. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

                                       18

                            The American Funds Tax-Exempt Series I / Prospectus

All fund results reflected in the "Investment results" sections of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/ or expense reimbursements in effect during the period presented.

Management and organization

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."
As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended July 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of

                                       19

The American Funds Tax-Exempt Series I / Prospectus


equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and
Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.
Capital Research and Management Company and each of the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services.
Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009 to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory agreement. More information on these proposals is contained in a joint proxy statement, which can be found at americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days

                                       20

                            The American Funds Tax-Exempt Series I / Prospectus

after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                                             ROLE IN
                       INVESTMENT              EXPERIENCE    MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE             IN THIS FUND   OF THE FUND
-------------------------------------------------------------------------------------

 BRENDA S. ELLERIN     Investment               16 years     Serves as a Maryland
                       professional for 20                   tax-exempt bond
                       years in total;                       portfolio counselor for
                       18 years with Capital                 The Tax-Exempt Fund of
                       Research and                          Maryland; serves as a
                       Management Company or                 Virginia tax-exempt
                       affiliate                             bond portfolio
                                                             counselor for The
                                                             Tax-Exempt Fund of
                                                             Virginia
-------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS     Investment                6 years     Serves as a Maryland
                       professional for 20                   tax-exempt bond
                       years in total;                       portfolio counselor for
                       13 years with Capital                 The Tax-Exempt Fund of
                       Research and                          Maryland; serves as a
                       Management Company or                 Virginia tax-exempt
                       affiliate                             bond portfolio
                                                             counselor for The
                                                             Tax-Exempt Fund of
                                                             Virginia
-------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       21

The American Funds Tax-Exempt Series I / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       22

                            The American Funds Tax-Exempt Series I / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. HOWEVER,
TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both
F-1 and F-2 shares.

Class B shares are no longer available for purchase. Any investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares into other funds offering Class B shares until they convert.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example,
  Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future; and

.. availability of share classes:

  -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                       23

The American Funds Tax-Exempt Series I / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge     up to 3.75% (reduced for purchases of $100,000 or
                          more and eliminated for purchases of $1 million or
                          more)
 Contingent deferred      none (except a charge of 1.00% applies to certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually
 Dividends                generally higher than other classes due to lower
                          annual expenses, but may be lower than F-1 shares,
                          depending on relative expenses, and lower than Class
                          F-2 shares due to 12b-1 fees
 Purchase maximum         none
 Conversion               none
 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00%, declining to 0% six years after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than Class A and F shares due to
                          higher 12b-1 fees and other expenses, but higher than
                          Class C shares due to lower other expenses
 Purchase maximum         Class B shares may not be purchased or acquired
                          except by exchange from Class B shares of other
                          American Funds
 Conversion               automatic conversion to Class A shares in the month
                          of the eight-year anniversary of the purchase date,
                          reducing future annual expenses
 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         see the discussion regarding purchase minimums and
                          maximums in "Purchase and exchange of shares"
 Conversion               automatic conversion to Class F-1 shares in the month
                          of the 10-year anniversary of the purchase date,
                          reducing future annual expenses
 CLASS F-1 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently up to .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than Class B and C shares due to
                          lower 12b-1 fees, but may be higher than Class A
                          shares, depending on relative expenses, and lower
                          than Class F-2 shares due to 12b-1 fees
 Purchase maximum         none
 Conversion               none
 CLASS F-2 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               none
 Dividends                generally higher than other classes due to absence of
                          12b-1 fees
 Purchase maximum         none
 Conversion               none

                                       24

                            The American Funds Tax-Exempt Series I / Prospectus

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

The "Other expenses" items in the tables on pages 1 and 8 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

Purchase, exchange and sale of shares

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. Each fund is intended primarily for taxable residents of its respective state and may not be appropriate for residents of other states and tax-exempt entities. Each fund is qualified for sale only in
Maryland, Virginia, Florida, Delaware and the District of Columbia.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R) /THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your

                                       25

The American Funds Tax-Exempt Series I / Prospectus


last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions)
until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Exchanges of shares from American Funds
Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient man-

                                       26

                            The American Funds Tax-Exempt Series I / Prospectus

agement of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds
Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
purchases and redemptions resulting from reallocations by American Funds Target
Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the inter-

                                       27

The American Funds Tax-Exempt Series I / Prospectus


mediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the tables on pages 6 and 13 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

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                            The American Funds Tax-Exempt Series I / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       29

The American Funds Tax-Exempt Series I / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       30

                            The American Funds Tax-Exempt Series I / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

                                       31

The American Funds Tax-Exempt Series I / Prospectus


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

                                       32

                            The American Funds Tax-Exempt Series I / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       33

The American Funds Tax-Exempt Series I / Prospectus


 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

                                       34

                            The American Funds Tax-Exempt Series I / Prospectus

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.
Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other
American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       35

The American Funds Tax-Exempt Series I / Prospectus


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

                                       36

                            The American Funds Tax-Exempt Series I / Prospectus

Rollovers from retirement plans to IRAs

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class B shares, up to 1.00% for Class C shares, and up to .50% for Class F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       37

The American Funds Tax-Exempt Series I / Prospectus


Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       38

                            The American Funds Tax-Exempt Series I / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       39

The American Funds Tax-Exempt Series I / Prospectus


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       40

                            The American Funds Tax-Exempt Series I / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from state (Maryland or Virginia) income tax will also be exempt from such respective state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Maryland or Virginia income tax, such dividends will be subject to such respective state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

                                       41

The American Funds Tax-Exempt Series I / Prospectus


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by a fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       42

                            The American Funds Tax-Exempt Series I / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company and
Washington Management Corporation. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights tables has been audited by
PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

THE MARYLAND FUND

                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/           DIVIDENDS AND DISTRIBUTIONS
                                                   Net (losses)
                                                      gains
                                                  on securities
                       Net asset                      (both                       Dividends                       Total
                        value,         Net           realized       Total from    (from net   Distributions     dividends
                       beginning   investment          and          investment    investment      (from            and
                        of year      income        unrealized)      operations     income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009   $15.16        $.58            $(.21)          $ .37         $(.58)          --           $(.58)
 Year ended 7/31/2008    15.76         .61             (.60)            .01          (.61)          --            (.61)
 Year ended 7/31/2007    15.87         .62             (.11)            .51          (.62)          --            (.62)
 Year ended 7/31/2006    16.13         .62             (.26)            .36          (.62)          --            (.62)
 Year ended 7/31/2005    15.94         .62              .19             .81          (.62)          --            (.62)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009    15.16         .47             (.21)            .26          (.47)          --            (.47)
 Year ended 7/31/2008    15.76         .50             (.60)           (.10)         (.50)          --            (.50)
 Year ended 7/31/2007    15.87         .51             (.11)            .40          (.51)          --            (.51)
 Year ended 7/31/2006    16.13         .50             (.26)            .24          (.50)          --            (.50)
 Year ended 7/31/2005    15.94         .50              .19             .69          (.50)          --            (.50)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009   $15.16        $.46            $(.21)          $ .25         $(.46)          --           $(.46)
 Year ended 7/31/2008    15.76         .49             (.60)           (.11)         (.49)          --            (.49)
 Year ended 7/31/2007    15.87         .50             (.11)            .39          (.50)          --            (.50)
 Year ended 7/31/2006    16.13         .49             (.26)            .23          (.49)          --            (.49)
 Year ended 7/31/2005    15.94         .48              .19             .67          (.48)          --            (.48)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009    15.16         .56             (.21)            .35          (.56)          --            (.56)
 Year ended 7/31/2008    15.76         .60             (.60)             --/4/       (.60)          --            (.60)
 Year ended 7/31/2007    15.87         .61             (.11)            .50          (.61)          --            (.61)
 Year ended 7/31/2006    16.13         .61             (.26)            .35          (.61)          --            (.61)
 Year ended 7/31/2005    15.94         .60              .19             .79          (.60)          --            (.60)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009    15.16         .60             (.21)            .39          (.60)          --            (.60)

                                       43

The American Funds Tax-Exempt Series I / Prospectus


THE MARYLAND FUND

                                                                   Ratio of      Ratio of
                                                                   expenses      expenses
                                                                   to average   to average     Ratio of
                        Net asset                   Net assets,    net assets   net assets    net income
                         value,        Total        end of year      before       after       to average
                       end of year  return/2/,/3/  (in millions)    waivers     waivers/3/    net assets/3/
----------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009    $14.95        2.62%         $281            .70%         .68%          4.00%
 Year ended 7/31/2008     15.16         .09           267            .69          .65           3.97
 Year ended 7/31/2007     15.76        3.26           233            .70          .66           3.91
 Year ended 7/31/2006     15.87        2.27           197            .72          .69           3.86
 Year ended 7/31/2005     16.13        5.12           171            .71          .69           3.84
----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009     14.95        1.87            10           1.45         1.43           3.26
 Year ended 7/31/2008     15.16        (.65)           13           1.44         1.41           3.23
 Year ended 7/31/2007     15.76        2.50            16           1.45         1.42           3.17
 Year ended 7/31/2006     15.87        1.52            18           1.48         1.44           3.12
 Year ended 7/31/2005     16.13        4.35            18           1.47         1.44           3.09
----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009    $14.95        1.83%         $ 32           1.49%        1.47%          3.20%
 Year ended 7/31/2008     15.16        (.69)           30           1.49         1.45           3.17
 Year ended 7/31/2007     15.76        2.44            28           1.51         1.47           3.10
 Year ended 7/31/2006     15.87        1.46            25           1.53         1.49           3.06
 Year ended 7/31/2005     16.13        4.22            23           1.59         1.56           2.97
----------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009     14.95        2.52            21            .80          .78           3.89
 Year ended 7/31/2008     15.16         .02            20            .76          .72           3.89
 Year ended 7/31/2007     15.76        3.17            14            .78          .74           3.82
 Year ended 7/31/2006     15.87        2.19             9            .80          .77           3.77
 Year ended 7/31/2005     16.13        4.98             6            .84          .82           3.72
----------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009     14.95        2.80             8            .49          .49           4.03

                                              YEAR ENDED JULY 31
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        14%          5%           9%           5%            5%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3  This column reflects the impact, if any, of certain waivers from Capital
   Research and Management Company and Washington Management Corporation. During
   some of the years shown, Capital Research and Management Company and Washington
   Management Corporation reduced fees for investment advisory services and business management services.
4  Amount less than $.01.

                                       44

                            The American Funds Tax-Exempt Series I / Prospectus


THE VIRGINIA FUND

                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS
                                                  Net (losses)
                                                    gains on
                                                    securities
                       Net asset                      (both                      Dividends                       Total
                        value,         Net          realized       Total from    (from net   Distributions     dividends
                       beginning   investment          and         investment    investment      (from            and
                        of year      income        unrealized)     operations     income)    capital gains)  distributions
----------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009   $15.90        $.59             --/4/          $.59         $(.59)          --           $(.59)
 Year ended 7/31/2008    16.30         .62           (.40)             .22          (.62)          --            (.62)
 Year ended 7/31/2007    16.35         .62           (.05)             .57          (.62)          --            (.62)
 Year ended 7/31/2006    16.63         .61           (.28)             .33          (.61)          --            (.61)
 Year ended 7/31/2005    16.48         .61            .14              .75          (.60)          --            (.60)
----------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009    15.90         .48             --/4/           .48          (.48)          --            (.48)
 Year ended 7/31/2008    16.30         .50           (.40)             .10          (.50)          --            (.50)
 Year ended 7/31/2007    16.35         .50           (.05)             .45          (.50)          --            (.50)
 Year ended 7/31/2006    16.63         .49           (.28)             .21          (.49)          --            (.49)
 Year ended 7/31/2005    16.48         .49            .14              .63          (.48)          --            (.48)
----------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009    15.90         .47             --/4/           .47          (.47)          --            (.47)
 Year ended 7/31/2008    16.30         .49           (.40)             .09          (.49)          --            (.49)
 Year ended 7/31/2007    16.35         .49           (.05)             .44          (.49)          --            (.49)
 Year ended 7/31/2006    16.63         .48           (.28)             .20          (.48)          --            (.48)
 Year ended 7/31/2005    16.48         .47            .14              .61          (.46)          --            (.46)
----------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009   $15.90        $.58             --/4/          $.58         $(.58)          --           $(.58)
 Year ended 7/31/2008    16.30         .61           (.40)             .21          (.61)          --            (.61)
 Year ended 7/31/2007    16.35         .61           (.05)             .56          (.61)          --            (.61)
 Year ended 7/31/2006    16.63         .60           (.28)             .32          (.60)          --            (.60)
 Year ended 7/31/2005    16.48         .59            .14              .73          (.58)          --            (.58)
----------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009    15.90         .62             --/4/           .62          (.62)          --            (.62)

                                       45

The American Funds Tax-Exempt Series I / Prospectus


THE VIRGINIA FUND

                                                                   Ratio of     Ratio of
                                                                   expenses     expenses
                                                                   to average   to average     Ratio of
                        Net asset                   Net assets,    net assets   net assets     net income
                         value,        Total        end of year     before        after       to average
                       end of year  return/2/,/3/  (in millions)    waivers    waivers/3/    net assets/3/
-----------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009    $15.90        3.88%         $347             .68%        .66%          3.81%
 Year ended 7/31/2008     15.90        1.36           296             .68         .64           3.84
 Year ended 7/31/2007     16.30        3.51           264             .69         .65           3.77
 Year ended 7/31/2006     16.35        2.03           228             .71         .67           3.70
 Year ended 7/31/2005     16.63        4.59           210             .69         .67           3.62
-----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009     15.90        3.12             9            1.43        1.41           3.08
 Year ended 7/31/2008     15.90         .62            10            1.43        1.40           3.10
 Year ended 7/31/2007     16.30        2.75            12            1.45        1.41           3.02
 Year ended 7/31/2006     16.35        1.28            13            1.46        1.42           2.95
 Year ended 7/31/2005     16.63        3.82            13            1.45        1.43           2.87
-----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009     15.90        3.07            31            1.47        1.46           3.00
 Year ended 7/31/2008     15.90         .57            22            1.48        1.44           3.03
 Year ended 7/31/2007     16.30        2.69            17            1.50        1.46           2.96
 Year ended 7/31/2006     16.35        1.23            15            1.51        1.47           2.90
 Year ended 7/31/2005     16.63        3.70            16            1.57        1.55           2.75
-----------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009    $15.90        3.80%         $ 29             .76%        .74%          3.72%
 Year ended 7/31/2008     15.90        1.29            27             .75         .71           3.75
 Year ended 7/31/2007     16.30        3.43            17             .77         .73           3.69
 Year ended 7/31/2006     16.35        1.96            13             .78         .74           3.62
 Year ended 7/31/2005     16.63        4.46             9             .82         .80           3.50
-----------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009     15.90        4.05            11             .51         .51           3.86

                                         YEAR ENDED JULY 31
                          2009       2008       2007       2006        2005
-------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       10%        8%         11%        4%          13%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3  This column reflects the impact, if any, of certain waivers from Capital
   Research and Management Company and Washington Management Corporation. During
   some of the years shown, Capital Research and Management Company and Washington
   Management Corporation reduced fees for investment advisory services and business management services.
4  Amount less than $.01.

                                       46

                            The American Funds Tax-Exempt Series I / Prospectus


[Logo - American Funds/(R)/]                   The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES                    American Funds Service Company
                                             800/421-0180

 FOR RETIREMENT PLAN SERVICES                Call your employer or plan administrator

                                             American FundsLine
 FOR 24-HOUR INFORMATION                     800/325-3590
                                             americanfunds.com

 Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
 American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW,
Washington, D.C. 20005.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                       Investment Company File No. 811-4653
                                                                                 MFGEPR-970-1009P Litho in USA CGD/RRD/8019
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                       (THE TAX-EXEMPT FUND OF MARYLAND)
                       (THE TAX-EXEMPT FUND OF VIRGINIA)

                                     Part B
                      Statement of Additional Information

                              October 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of The American Funds Tax-Exempt Series I (the "trust") dated
October 1, 2009. The trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the
"Virginia Fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of these two funds. The prospectus may be obtained from your financial adviser or by writing to the trust at the following address:

                     The American Funds Tax-Exempt Series I
                       (The Tax-Exempt Fund of Maryland)
                       (The Tax-Exempt Fund of Virginia)
                              Attention: Secretary
                            1101 Vermont Avenue, NW
                              Washington, DC 20005
                                  202/842-5665

                                 Class A  Class B  Class C  Class F-1  Class F-2   Class R-5

Tax-Exempt Fund of Maryland      TMMDX    TEMBX    TEMCX     TMDFX      TMMFX       RTMFX
Tax-Exempt Fund of Virginia      TFVAX    TEVBX    TEVCX     TEVFX      TEFFX       RTVFX

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                The American Funds Tax-Exempt Series I -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

..    The fund may invest up to 10% of its assets in debt securities rated Ba1 or below by Moody's Investors Service (Moody's) and BB+ or below by Standard &
     Poor's Corporation (S&P) (or unrated but determined by the fund's investment adviser to be of equivalent quality).

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                The American Funds Tax-Exempt Series I -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

                The American Funds Tax-Exempt Series I -- Page 3

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including

                The American Funds Tax-Exempt Series I -- Page 4

reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

INSURED MUNICIPAL BONDS -- The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund's shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders.
For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

U.S. COMMONWEALTH OBLIGATIONS -- The fund may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.

                The American Funds Tax-Exempt Series I -- Page 5

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

CASH AND CASH EQUIVALENTS -- The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less),
(c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S.
Treasury; (b) obligations of agencies and instrumentalities of the U.S.
government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d)
repurchase agreements.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If

                The American Funds Tax-Exempt Series I -- Page 6

the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund's objectives.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

RISK FACTORS RELATING TO MARYLAND AND VIRGINIA DEBT OBLIGATIONS -- Because each fund invests primarily in the securities issued by a single state, its agencies, instrumentalities and municipalities, each fund is more susceptible to developments adversely affecting issuers of that state's securities than a municipal bond fund that does not concentrate its investments in a single state.
To a large degree, the risk of each fund is dependent upon the financial strength of the state and its localities. A variety of events, such as changes in economic conditions and government policies of Maryland or Virginia, and their agencies, instrumentalities and authorities, could adversely affect the value of the Maryland and Virginia fund, respectively. In addition to the general obligations and agency issues of the state of Maryland or the commonwealth of Virginia, each fund may invest in local bond issues, lease obligations and revenue bonds. The credit quality and risk will vary according to each security's own structure and underlying economics.

The following information highlights certain economic trends in Maryland and
Virginia and does not purport to be a complete description of risk factors relating to Maryland and Virginia debt obligations. Certain information is drawn from official statements and prospectuses relating to securities offerings of the state of Maryland and the commonwealth of Virginia and other public sources of information available as of the date of this statement of additional information and deemed reliable. The funds assume no obligation to independently verify or update this information.

                The American Funds Tax-Exempt Series I -- Page 7

FACTORS AFFECTING MARYLAND DEBT OBLIGATIONS

     GENERAL INFORMATION -- The state of Maryland has a population of approximately 5.6 million, with employment based largely in the service, retail trade and government sectors. Those sectors, along with finance, insurance and real estate, are the largest contributors to the gross state product. Population is concentrated around the Baltimore and Washington, DC areas, and proximity to Washington, DC influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole.

     ECONOMY AND FINANCES -- Maryland's economy has continued to slow, however, the state's economy has fared better than that of many other states.
     Specifically, Maryland's per capita personal income for 2008 was the sixth highest in the country. Its unemployment rate for 2008 was well below the national average, and has been lower than the rest of the country for the past 10 years.

     The challenges at the national level are impacting Maryland's economy which, in turn, is affecting the level of taxes collected and the revenues earned. In order to address an anticipated budget deficit, the governor enacted several tax increases, including increases in personal income tax, state sales tax and corporate income tax. The Maryland General Assembly enacted a balanced budget of $32.3 billion for the fiscal year 2010 which included a 3.6% reduction in the general fund spending, with further expense cuts possible if revenues continue to decline. In addition to efforts at the state level, the American Recovery and Reinvestment Act of
     2009 ("ARRA") was enacted by the U.S. Congress in February 2009 to provide a stimulus to the U.S. economy. The ARRA allocated approximately $4.1 billion in direct appropriation to Maryland for the fiscal years 2009, 2010 and 2011. Of this amount, approximately $2.9 billion was appropriated for fiscal year 2009. The state's education and infrastructure programs will benefit the most from this support.

     Maryland's general obligation bonds, which are backed by the full faith and credit of the state of Maryland, are used to fund state, county and local government projects, such as roads, schools and water treatment facilities.
     Due to Maryland's financial strength, its general obligation bonds have maintained the highest credit rating by Moody's Investors Services, Inc.
     (Aaa), Standard & Poor's (AAA) and Fitch Ratings, Inc. (AAA). Maryland is
     one of only a handful of states in the nation to hold a Triple-A credit rating from all three major credit rating agencies.

                The American Funds Tax-Exempt Series I -- Page 8

FACTORS AFFECTING VIRGINIA DEBT OBLIGATIONS

     GENERAL INFORMATION -- The commonwealth of Virginia has a population of approximately 7.8 million, with population concentrated around the Northern
     Virginia area outside of Washington, DC, followed by the Virginia
     Beach-Norfolk-Newport News area and the Richmond area. The commonwealth's economy is broadly based, with a concentration in service and governmental jobs, followed by wholesale and retail trade, manufacturing and finance, insurance and real estate. Virginia has significant concentrations of high-technology employers, predominantly in Northern Virginia. With
     Northern Virginia considered a part of the Washington, DC metropolitan area, and Hampton Roads, which has the nation's largest concentration of military installations, the federal government has a strong economic impact on the commonwealth.

     ECONOMY AND FINANCES -- Although the recession has weakened Virginia's economy, the state's economy remains relatively strong compared to that of other states. Specifically, Virginia's per capita personal income for 2008 was the eighth highest in the country and its unemployment rate for 2008 was the ninth lowest in the nation.

     Virginia's economy is experiencing a slowdown similar to the slowdown that is occurring at a national level. This slowdown has resulted in a projected general revenue shortfall for fiscal year 2009 in excess of $3 billion.
     Virginia has attempted to offset the state's revenue losses with expense cuts and a surplus in certain income tax collections, however, in June
     2009, the governor directed that a reforecast of revenues be completed because economic indicators and revenue data suggested that the state would not achieve its fiscal year 2010 revenue projections. As a result, further budget reductions are anticipated for fiscal year 2010. In addition to efforts at the state level, the American Recovery and Reinvestment Act of
     2009 ("ARRA") was enacted by the U.S. Congress in February 2009 to provide a stimulus to the U.S. economy. The ARRA allocated approximately $5.1 billion in direct appropriation to Virginia for the fiscal years 2009, 2010 and 2011. Budgetary pressures on the state's health and human services and education programs, among others, will be relieved due to this support.

     Virginia's state government is consistently ranked as a top performer and has a track record of being fiscally responsible. Its general obligation bonds, which are backed by the full faith and credit of the state of
     Virginia, are used to fund state, county and local government projects, such as schools, state park and recreational facilities and roads. Due to
     Virginia's financial strength, its general obligation bonds have maintained the highest credit rating, Aaa, AAA and AAA, by Moody's Investors Services,
     Inc., Standard & Poor's and Fitch Ratings, Inc., respectively. Virginia is one of only a handful of states in the nation to hold a Triple-A credit rating from all three major credit rating agencies.

RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS -- The Internal Revenue
Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

                The American Funds Tax-Exempt Series I -- Page 9

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended July 31, 2009 and
2008 were 14% and 5%, respectively, for the Maryland Fund and 10% and 8%, respectively, for the Virginia Fund. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

               The American Funds Tax-Exempt Series I -- Page 10

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

These restrictions provide that the fund will:

 1.  Normally, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

These restrictions provide that the fund may not:

2.   Invest in more than 10% of the outstanding voting securities of any issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, securities of other investment companies or cash and cash items;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

               The American Funds Tax-Exempt Series I -- Page 11

10.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof; or

12.  Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U.S.
government obligations are not considered to be part of any industry.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds which are not general obligation bonds is made by the investment adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For the purpose of investment restriction number 10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas, or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed by the board of trustees without shareholder approval:

The fund may not:

1.   Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds;

2.   Invest more than 15% of the value of its net assets in illiquid securities;

3.   Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended; or

4.   Issue senior securities, except as permitted by the 1940 Act.

               The American Funds Tax-Exempt Series I -- Page 12

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                   NUMBER OF
 POSITION WITH THE TRUST                                       PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE)                          DURING PAST FIVE YEARS       BY TRUSTEE                BY TRUSTEE
----------------------------------------------------------------------------------------------------------------

 Barbara Hackman Franklin,      President and CEO, Barbara           3         Aetna, Inc.;
 69                             Franklin Enterprises                           The Dow Chemical Company;
 Trustee (2007)                 (international business and                    JPMorgan Value Opportunities
                                corporate governance                           Fund, Inc.
                                consulting); former U.S.
                                Secretary of Commerce
----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63            Private investor; former            17         JPMorgan Value Opportunities
 Trustee (2005)                 President, Dumbarton Group                     Fund, Inc.;
                                LLC (securities industry                       The Swiss Helvetia Fund, Inc.
                                consulting); former
                                Executive Vice President -
                                Policy and Oversight, NASD
----------------------------------------------------------------------------------------------------------------
 James C. Miller III, 67        Senior Advisor, Husch                3         Clean Energy Fuels Corporation;
 Trustee (2000)                 Blackwell Sanders LLP;                         JPMorgan Value Opportunities
                                former Chairman, The                           Fund, Inc.
                                CapAnalysis Group, LLC
                                (economic, financial and
                                regulatory consulting);
                                former Director, U.S. Office
                                of Management and Budget
----------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega, 75        Former Treasurer of the              3         JPMorgan Value Opportunities
 Trustee (2003)                 United States                                  Fund, Inc.
----------------------------------------------------------------------------------------------------------------
 J. Knox Singleton, 61          President and CEO, INOVA             3         Healthcare Realty Trust, Inc.;
 Chairman of the Trust          Health System                                  JPMorgan Value Opportunities
 (Non-Executive) (2004)                                                        Fund, Inc.
----------------------------------------------------------------------------------------------------------------

               The American Funds Tax-Exempt Series I -- Page 13

"INTERESTED" TRUSTEES/5/,/6/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS            NUMBER OF
 POSITION WITH THE TRUST       HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A   OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE)                              OF THE TRUST            BY TRUSTEE             BY TRUSTEE
----------------------------------------------------------------------------------------------------------

 James H. Lemon, Jr., 73        Chairman of the Board and           3         JPMorgan Value
 Vice Chairman of the Trust     CEO, The Johnston-Lemon                       Opportunities Fund, Inc.
 (1986)                         Group, Incorporated
                                (financial services
                                holding company)
----------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele, 64          President and Director,             3         JPMorgan Value
 President of the Trust         Washington Management                         Opportunities Fund, Inc.
 (2002)                         Corporation
----------------------------------------------------------------------------------------------------------

               The American Funds Tax-Exempt Series I -- Page 14

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH THE TRUST      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                     OR THE PRINCIPAL UNDERWRITER OF THE TRUST
-------------------------------------------------------------------------------

 Michael W. Stockton, 42     Director, Senior Vice President, Secretary and
 Vice President,             Treasurer, Washington Management Corporation
 Assistant Secretary and
 Treasurer (1996)
-------------------------------------------------------------------------------
 Lois A. Erhard, 57          Vice President, Washington Management Corporation
 Vice President (1988)
-------------------------------------------------------------------------------
 Stephanie L. Pfromer, 41    Vice President and General Counsel, Washington
 Secretary (2007)            Management Corporation; former Vice President and
                             Senior Counsel, The BISYS Group, Inc. (now
                             Citigroup, Inc.)
-------------------------------------------------------------------------------
 Jennifer L. Butler, 43      Vice President and Assistant Secretary,
 Assistant Secretary         Washington Management Corporation; former
 (2005)                      Specialist, Fund Administration, Pacific
                             Investment Management Company
-------------------------------------------------------------------------------
 J. Lanier Frank, 48         Assistant Vice President, Washington Management
 Assistant Vice President    Corporation
 (1998)
-------------------------------------------------------------------------------
 Curt M. Scott, 30           Assistant Vice President and Assistant Treasurer,
 Assistant Treasurer         Washington Management Corporation; former
 (2006)                      Financial Analyst, The BISYS Group, Inc. (now
                             Citigroup, Inc.)
-------------------------------------------------------------------------------

1  The term "independent" trustee refers to a trustee who is not an "interested person" of the trust within the meaning of the 1940 Act.
2  Trustees and officers of the trust serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5  "Interested persons" of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund's business manager, Washington
   Management Corporation.
6  All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as business manager.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE TRUST IS 1101 VERMONT AVENUE,
NW, WASHINGTON, DC 20005, ATTENTION: SECRETARY.

               The American Funds Tax-Exempt Series I -- Page 15

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2008:

                                                                                          AGGREGATE
                                                                                                    DOLLAR
                                                                                                  RANGE/1/ OF
                                                             AGGREGATE                            INDEPENDENT
                                                          DOLLAR RANGE/1/                          TRUSTEES
                                                             OF SHARES           DOLLAR            DEFERRED
                                                             OWNED IN         RANGE/1 /OF       COMPENSATION/2/
                                                             ALL FUNDS        INDEPENDENT        ALLOCATED TO
                                                              IN THE            TRUSTEES           ALL FUNDS
                                                          AMERICAN FUNDS        DEFERRED            WITHIN
                                     DOLLAR RANGE/1/          FAMILY        COMPENSATION/2/     AMERICAN FUNDS
                                         OF FUND             OVERSEEN          ALLOCATED        FAMILY OVERSEEN
  NAME                                 SHARES OWNED         BY TRUSTEE          TO FUND           BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" TRUSTEES            MARYLAND    VIRGINIA                    MARYLAND  VIRGINIA
                                     FUND        FUND                        FUND      FUND
----------------------------------------------------------------------------------------------------------------

 Barbara H. Franklin               None/3/     None/3/     Over $100,000   None/3/   None/3/        None/3/
----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                   None/3/     None/3/     Over $100,000   None/3/   None/3/        None/3/
----------------------------------------------------------------------------------------------------------------
 James C. Miller III              $10,001 -   $10,001 -    Over $100,000   None/3/   None/3/        None/3/
                                   $50,000     $50,000
----------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega              $10,001 -   $10,001 -    Over $100,000   None/3/   None/3/        None/3/
                                   $50,000     $50,000
----------------------------------------------------------------------------------------------------------------
 J. Knox Singleton                 None/3/       None      Over $100,000   None/3/     Over      Over $100,000
                                                                                     $100,000
----------------------------------------------------------------------------------------------------------------

                                                      AGGREGATE DOLLAR RANGE/1/
                                                              OF SHARES
                                                         OWNED IN ALL FUNDS
                              DOLLAR RANGE/1/           IN THE AMERICAN FUNDS
                                  OF FUND                  FAMILY OVERSEEN
         NAME                   SHARES OWNED                 BY TRUSTEE
-------------------------------------------------------------------------------

 "INTERESTED"             MARYLAND       VIRGINIA
  TRUSTEES/4/               FUND           FUND
-------------------------------------------------------------------------------
 James H. Lemon, Jr.    Over $100,000   Over $100,000       Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele      Over $100,000      None             Over $100,000
-------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
2  Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

3  Funds are designed primarily for taxable residents in the states of Maryland and Virginia. Because the trustee does not reside in the state of Maryland and/or Virginia, investment in the fund may not be appropriate for their personal portfolio.
4  "Interested persons" of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund's business manager, Washington
   Management Corporation.

               The American Funds Tax-Exempt Series I -- Page 16

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the business manager or its affiliates. Each fund pays annual fees of $1,500 to trustees who are not affiliated with the business manager, $338 for each board of trustees meeting attended, and $338 for each meeting attended as a member of a committee of the
Board of trustees. The audit committee chairs receive an annual fee of $1,000 from each fund and standing sub-committee chairs receive an annual fee of $750 from each fund. An independent chairman of the board (an "independent chair")
also receives an additional fee of $33,000, which is paid by the trust or shared based on the relative board meeting fee if the independent chairman serves in such capacity for multiple funds.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31, 2009:

                                                           TOTAL COMPENSATION (INCLUDING
                                                                VOLUNTARILY DEFERRED
                              AGGREGATE COMPENSATION              COMPENSATION/1/)
                              (INCLUDING VOLUNTARILY        FROM ALL FUNDS MANAGED BY
                             DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
"INDEPENDENT" TRUSTEE            FROM THE TRUST             COMPANY OR ITS AFFILIATES/2/
--------------------------------------------------------------------------------------------

 Barbara H. Franklin                 $ 6,496                      $147,798
--------------------------------------------------------------------------------------------
 R. Clark Hooper                       6,703                       393,002
--------------------------------------------------------------------------------------------
 James C. Miller III                  10,884                       163,048
--------------------------------------------------------------------------------------------
 Katherine D. Ortega                  10,884                       168,348
--------------------------------------------------------------------------------------------
 J. Knox Singleton/3/                 10,471                       175,148
--------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the trust (plus earnings thereon) through the 2009 fiscal year for participating trustees is as follows: J. Knox Singleton
   ($37,463). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the trust until paid to the trustees.

As of September 1, 2009, the officers and trustees of the trust and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the trust.

TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- The trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986. Although the board of trustees has delegated day-to-day oversight to the investment adviser and business manager, all trust operations are supervised by the trust's board, which meets periodically and performs duties required by applicable state and federal laws.

               The American Funds Tax-Exempt Series I -- Page 17

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Independent board members are paid certain fees for services rendered to the trust as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the trust.

The fund has several different classes of shares. The board of trustees may establish additional series and/or classes of shares in the future. Each
"series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

With respect to a particular series, shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested to do so by the record holders of not less than
10% of the outstanding shares of the trust. At such a meeting, a trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the trust have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the trust voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the trust except amendments to change the name of the trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the trust may be made by the trustees

               The American Funds Tax-Exempt Series I -- Page 18

without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the trust will continue indefinitely.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the trust was organized, shareholders of a
Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or trustees. The
Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The trust will provide indemnification to its trustees and officers as authorized by its
By-Laws and by the 1940 Act and the rules and regulations thereunder.

COMMITTEES OF THE BOARD OF TRUSTEES

The trust has an audit committee composed of three trustees who are not considered "interested persons" of the trust within the meaning of the 1940 Act
("independent trustees"): R. Clark Hooper, James C. Miller III (Co-chair) and
Katherine D. Ortega (Co-chair). The function of the committee is the oversight of the trust's accounting and financial reporting policies. The committee acts as a liaison between the trust's independent registered public accounting firm and the full board of trustees.

The trust has a governance committee composed of J. Knox Singleton (Chair) and all other independent trustees. The committee's functions include, through a contracts sub-committee, reviewing all contracts and agreements with the trust, as required by the 1940 Act and the rules thereunder. The governance committee reports its recommendations to the full board of trustees. In addition, the governance committee periodically reviews such issues as the board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates candidates for independent trustees to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the governance committee of the trust, c/o the trust's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

There were four board of trustees meetings and seven committee meetings (six audit and one governance committee) during the fiscal year ended July 31, 2009.
All trustees attended at least 80% of all board meetings and meetings of the committees of which they are members.

               The American Funds Tax-Exempt Series I -- Page 19

PROXY VOTING PROCEDURES -- The trust's board of trustees will oversee the voting of any proxies for securities held by the trust in order to ensure that the voting of such proxies is conducted in accordance with the established procedures and policies. The board of trustees authorizes the chief executive officer ("CEO") or the CEO's designee (the "voting officer") to vote on any matter arising as a result of the trust's portfolio holdings. The voting officer is directed to vote on each matter in the best interests of the fund holding the portfolio security and its shareholders. The voting officer may consult with others, as appropriate, in deciding how to vote and should resolve any conflict of interest involved in voting by consulting with the chairman of the trust's governance committee. The business manager is responsible for administering the voting of proxies, related record keeping and reporting of votes. Since the trust will normally hold only municipal securities, it is highly unlikely the trust will be required to vote on any issue.

Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/ 421-0180, (b) on the American
Funds website at americanfunds.com or (c) on the SEC's website at sec.gov.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE TAX-EXEMPT FUND OF MARYLAND

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 First Clearing, LLC                         Record      Class A        15.69%
 Custody Account                                         Class B        13.66
 Glen Allen, VA                                          Class C         8.98
--------------------------------------------------------------------------------
 Merrill Lynch                               Record      Class A         7.77
 Omnibus Account                                         Class B        19.45
 Jacksonville, FL                                        Class C        29.78
                                                         Class F-2      14.34
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class A         7.08
 Omnibus Account
 Maryland Heights, MO
--------------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                  Record      Class B         7.74
 Omnibus Account
 Jersey City, NJ
--------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record      Class B         5.53
 Omnibus Account                                         Class C         7.59
 New York, NY                                            Class F-1       9.79
--------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record      Class F-1      19.25
 Custody Account
 San Francisco. CA
--------------------------------------------------------------------------------
 LPL Financial                               Record      Class F-1       6.45
 Omnibus Account
 San Diego, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2      26.68
 Personal Investment Management Account      Beneficial
 #1
 Irvine, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2      12.97
 Personal Investment Management Account      Beneficial
 #2
 Irvine, CA
--------------------------------------------------------------------------------
 NFS, LLC FEBO                               Record      Class F-2       9.41
 Rod and Reel, Inc.                          Beneficial
 Chesapeak Beach, MD
--------------------------------------------------------------------------------
 Johnston Lemon Group                        Record      Class F-2       6.45
 Washington, DC
--------------------------------------------------------------------------------

               The American Funds Tax-Exempt Series I -- Page 20

THE TAX-EXEMPT FUND OF VIRGINIA

            NAME AND ADDRESS               OWNERSHIP   OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 First Clearing, LLC                       Record      Class A        15.30%
 Custody Account                                       Class B        24.66
 Glen Allen, VA                                        Class C        21.66
------------------------------------------------------------------------------
 Edward D. Jones & Co.                     Record      Class A         8.57
 Omnibus Account                                       Class B         6.29
 Maryland Heights, MO
------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.            Record      Class A         6.71
 Omnibus Account                                       Class C         7.22
 New York, NY
------------------------------------------------------------------------------
 Merrill Lynch                             Record      Class A         5.74
 Omnibus Account                                       Class B         5.97
 Jacksonville, FL                                      Class C        15.72
                                                       Class F-2      19.64
------------------------------------------------------------------------------
 Raymond James & Associates, Inc.          Record      Class F-1       7.65
 FBO Individual Investor                   Beneficial
 McLean, VA
------------------------------------------------------------------------------
 LPL Financial                             Record      Class F-1       7.17
 Omnibus Account
 San Diego, CA
------------------------------------------------------------------------------
 Capital Guardian Trust Company            Record      Class F-2      28.88
 Personal Investment Management Account    Beneficial
 Irvine, CA
------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                Record      Class F-2      15.10
 Custody Account
 San Francisco. CA
------------------------------------------------------------------------------
 Trust Account                             Record      Class F-2       9.91
 Richmond, VA
------------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES REFER TO BOTH CLASS F-1 AND F-2 SHARE CLASSES.

               The American Funds Tax-Exempt Series I -- Page 21

BUSINESS MANAGER -- Since its inception, the trust has operated under a Business
Management Agreement with Washington Management Corporation. The business manager maintains its principal business address at 1101 Vermont Avenue, NW,
Washington, DC 20005.

The business manager provides services necessary to carry on the trust's general administrative and corporate affairs, and is responsible for monitoring the various services and operations of the trust. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions, and includes the provision of all executive personnel, clerical staff, office space and equipment and certain accounting and record keeping facilities. The business manager provides similar services to other mutual funds. The Business Management
Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Business Management Agreement.

The fund pays all expenses not specifically assumed by the business manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, summary prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses;
expenses pursuant to the fund's plans of distribution; fees and expense reimbursements paid to Trustees; association dues; and costs of stationery and forms prepared exclusively for the trust.

The business manager receives a fee at the annual rate of 0.135% of the first
$60 million of the fund's net assets, 0.09% of the fund's net assets in excess of $60 million plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). The current Business
Management Agreement, unless sooner terminated, will continue in effect until
July 31, 2010 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Business Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The business manager makes payments to the investment adviser for performing various accounting services for the fund and Washington Mutual Investors Fund.
The amount paid to the investment adviser may be found in the most recent shareholder report. The business manager also makes payments to support compensation paid to dealers (for additional information, see "Other compensation to dealers" below). The amount of these payments to support dealer compensation were approximately $2.5 million for the year ended December 31,
2008.

The business manager has established a charitable foundation, The Washington
Management Corporation Foundation, which makes contributions to charities organized under Section 501(c)(3) or 509(a)(2) of the Internal Revenue Code.
Employees of the business manager and its affiliates, as well as trustees and officers of the trust, may participate in a gift matching program sponsored by the Foundation.

               The American Funds Tax-Exempt Series I -- Page 22

For the fiscal years ended July 31, 2009, 2008, and 2007 the business manager was entitled to receive from the Maryland Fund fees of $531,000, $504,000 and
$449,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $509,000 (a reduction of
$22,000), $454,000 (a reduction of $50,000) and $404,000 (a reduction of
$45,000) for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the fiscal years ended July 31, 2009, 2008 and 2007, the business manager was entitled to receive from the Virginia Fund fees of $597,000, $524,000 and
$465,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $573,000 (a reduction of
$24,000), $472,000 (a reduction of $52,000) and $418,000 (a reduction of
$47,000) for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 until March 31, 2005, the business manager agreed to waive 5% of the fees that it was otherwise entitled to receive under the Business Management Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the fees that the business manager was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. The investment adviser's investment analysts do not currently manage a research portfolio in the fund.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the

               The American Funds Tax-Exempt Series I -- Page 23

four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors are measured against the following benchmarks: Lipper Maryland Municipal Debt Funds Average and Barclays Capital Municipal Maryland Index (The Tax-Exempt Fund of Maryland)
and Lipper Virginia Municipal Debt Funds Average and Barclays Capital Municipal
Virginia Index (The Tax-Exempt Fund of Virginia).

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2009:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER          NUMBER
                                      REGISTERED           POOLED          OF OTHER
                                      INVESTMENT         INVESTMENT        ACCOUNTS
                                   COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH          FOR WHICH         PORTFOLIO
                                      PORTFOLIO          PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                      OF FUND        IS A MANAGER       IS A MANAGER      (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 Brenda S. Ellerin    None/5/         4/6/    $13.3         None              None
------------------------------------------------------------------------------------------
 Edward B. Nahmias    None/5/         1       $ 1.6         None              None
------------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
   Group International, Inc., an affiliate of Capital Research and Management
   Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

5  Funds are designed primarily for taxable residents in the states of Maryland or Virginia. Because the portfolio counselors do not reside in either state, investment in the fund may not be appropriate for their personal portfolio.
6  Includes American Funds Short-Term Tax-Exempt Bond Fund, which commenced operations as a short-term tax-exempt bond fund on August 7, 2009.

               The American Funds Tax-Exempt Series I -- Page 24

INVESTMENT ADVISORY AGREEMENT -- The Investment Advisory Agreement (the
"Agreement") between the fund and the investment adviser will continue in effect until July 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The investment adviser manages the investment portfolio of the fund subject to the policies established by the board of trustees and places orders for the fund's portfolio securities transactions. As compensation for its services, the investment adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.120% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the Maryland Fund management fees of $677,000,
$641,000 and $570,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of
$648,000 (a reduction of $29,000), $577,000 (a reduction of $64,000) and
$513,000 (a reduction of $57,000) for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the Virginia Fund management fees of $761,000,
$667,000 and $592,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of
$731,000 (a reduction of $30,000), $600,000 (a reduction of $67,000) and
$533,000 (a reduction of $59,000) for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C and F shares will continue in effect until July 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon

               The American Funds Tax-Exempt Series I -- Page 25

60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares. The investment adviser may contract with third parties, including American Funds Service Company/(R)/, the fund's Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee was calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                      ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------

   MARYLAND FUND          CLASS C             $24,000
                         CLASS F-1             27,000
                         CLASS F-2              2,000
                         CLASS R-5/*/           3,000
------------------------------------------------------------------
   VIRGINIA FUND          CLASS C              19,000
                         CLASS F-1             32,000
                         CLASS F-2              4,000
                         CLASS R-5/*/           2,000
------------------------------------------------------------------

* Class R-5 shares were only offered through June 29, 2009

               The American Funds Tax-Exempt Series I -- Page 26

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the funds'
shares, as follows:

     .    For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

     .    For Class B shares sold prior to April 21, 2009, the Principal
          Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the funds reimburse the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to
April 21, 2009. The funds also reimburse the Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1 shares.

               The American Funds Tax-Exempt Series I -- Page 27

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                           COMMISSIONS,             ALLOWANCE OR
                                             REVENUE                COMPENSATION
                       FISCAL YEAR       OR FEES RETAINED            TO DEALERS
-------------------------------------------------------------------------------------------

CLASS A                   2009          Maryland Fund  $ 95,000   Maryland Fund   $364,000
                                        Virginia Fund   151,000   Virginia Fund    580,000
                          2008          Maryland Fund   152,000   Maryland Fund    585,000
                                        Virginia Fund   123,000   Virginia Fund    470,000
                          2007          Maryland Fund   182,000   Maryland Fund    713,000
                                        Virginia Fund   115,000   Virginia Fund    493,000
-------------------------------------------------------------------------------------------
CLASS B                   2009          Maryland Fund     2,000   Maryland Fund     13,000
                                        Virginia Fund     2,000   Virginia Fund     17,000
                          2008          Maryland Fund     3,000   Maryland Fund     18,000
                                        Virginia Fund     3,000   Virginia Fund     27,000
                          2007          Maryland Fund     5,000   Maryland Fund     32,000
                                        Virginia Fund     5,000   Virginia Fund     33,000
-------------------------------------------------------------------------------------------
CLASS C                   2009          Maryland Fund    14,000   Maryland Fund     82,000
                                        Virginia Fund        --   Virginia Fund     95,000
                          2008          Maryland Fund        --   Maryland Fund     77,000
                                        Virginia Fund        --   Virginia Fund     86,000
                          2007          Maryland Fund    17,000   Maryland Fund     57,000
                                        Virginia Fund        --   Virginia Fund     38,000
-------------------------------------------------------------------------------------------

Plans of distribution -- Each of the funds has adopted plans of distribution
(the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of each fund. As neither of the funds have adopted a Plan for Class F-2, no 12b-1 fees are paid from Class
F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

               The American Funds Tax-Exempt Series I -- Page 28

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.25% of each fund's average daily net assets attributable to such shares is reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses.

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A
     Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of July 31, 2009, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled
     $383,000, or 0.11% of Class A net assets for the Maryland Fund, and
     $638,000,  or 0.15% of Class A net assets for the Virginia Fund.

     CLASS B -- The Plans for Class B shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and
     0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     CLASS C -- The Plans for Class C shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and
     0.75% for distribution-related expenses.

     CLASS F-1 -- The Plans for Class F-1 shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses. The funds may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.

               The American Funds Tax-Exempt Series I -- Page 29

During the 2009 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

                                                       12B-1 UNPAID LIABILITY
                                 12B-1 EXPENSES              OUTSTANDING
---------------------------------------------------------------------------------

CLASS A                     Maryland Fund   $656,000  Maryland Fund    $ 94,000
                            Virginia Fund    776,000  Virginia Fund     106,000
---------------------------------------------------------------------------------
CLASS B                     Maryland Fund    114,000  Maryland Fund      10,000
                            Virginia Fund     92,000  Virginia Fund       9,000
---------------------------------------------------------------------------------
CLASS C                     Maryland Fund    295,000  Maryland Fund      41,000
                            Virginia Fund    247,000  Virginia Fund      39,000
---------------------------------------------------------------------------------
CLASS F-1                   Maryland Fund     49,000  Maryland Fund      11,000
                            Virginia Fund     71,000  Virginia Fund      14,000
---------------------------------------------------------------------------------

Approval of the Plans - As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full boards of trustees and separately by a majority of the independent trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the funds are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the funds include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the boards of trustees and the Plans must be renewed annually by the boards of trustees.

Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc.
("JLG"), received commissions and payments from the plans of distribution of the funds of $25,000, $16,000 and $26,000 on its retail sales of the Maryland Fund and $19,000, $15,000 and $25,000 on its retail sales of the Virginia Fund, respectively, for the fiscal years ended July 31, 2009, 2008 and 2007.

All officers of the trust and two of its interested trustees are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of
JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the trust's officers and one interested trustee are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

               The American Funds Tax-Exempt Series I -- Page 30

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

               The American Funds Tax-Exempt Series I -- Page 31

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

               The American Funds Tax-Exempt Series I -- Page 32

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

               The American Funds Tax-Exempt Series I -- Page 33

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales

               The American Funds Tax-Exempt Series I -- Page 34

and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended July 31, 2009, 2008 and 2007.

During fiscal years 2009, 2008 and 2007 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund.
Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

               The American Funds Tax-Exempt Series I -- Page 35

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's business manager, custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

               The American Funds Tax-Exempt Series I -- Page 36

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds advised by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

               The American Funds Tax-Exempt Series I -- Page 37

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

               The American Funds Tax-Exempt Series I -- Page 38

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires the fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

               The American Funds Tax-Exempt Series I -- Page 39

SHAREHOLDER TAXATION -- Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution.
Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

               The American Funds Tax-Exempt Series I -- Page 40

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

               The American Funds Tax-Exempt Series I -- Page 41

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

               The American Funds Tax-Exempt Series I -- Page 42

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts'

               The American Funds Tax-Exempt Series I -- Page 43

purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the

               The American Funds Tax-Exempt Series I -- Page 44

     shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

               The American Funds Tax-Exempt Series I -- Page 45

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A, or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

               The American Funds Tax-Exempt Series I -- Page 46

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)   insurance company separate accounts;

     (6)
          accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)
          an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

               The American Funds Tax-Exempt Series I -- Page 47

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

               The American Funds Tax-Exempt Series I -- Page 48

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

               The American Funds Tax-Exempt Series I -- Page 49

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the fund, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

               The American Funds Tax-Exempt Series I -- Page 50

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

               The American Funds Tax-Exempt Series I -- Page 51

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

               The American Funds Tax-Exempt Series I -- Page 52

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

               The American Funds Tax-Exempt Series I -- Page 53

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

               The American Funds Tax-Exempt Series I -- Page 54

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

               The American Funds Tax-Exempt Series I -- Page 55

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

               The American Funds Tax-Exempt Series I -- Page 56

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The trust's declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless  you request them by contacting the Transfer Agent.

               The American Funds Tax-Exempt Series I -- Page 57

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $77,000 and $3,000 for Class A and B shares, respectively, of the Maryland Fund and $81,000 and $2,000 for Class A and B
shares, respectively, of the Virginia Fund for the 2009 fiscal year. American
Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Dechert LLP, 1775 I Street, NW, Washington DC
20006, serves as counsel to the trust and independent legal counsel to the independent trustees in their capacities as such. A determination with respect to the independence of their independent legal counsel will be made at least annually by the independent trustees of the trust, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than

               The American Funds Tax-Exempt Series I -- Page 58

one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The trust, Washington Management Corporation and Capital
Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

               The American Funds Tax-Exempt Series I -- Page 59

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2009

                                                  THE TAX-EXEMPT     THE TAX-EXEMPT
                                                 FUND OF MARYLAND   FUND OF VIRGINIA
-------------------------------------------------------------------------------------

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). . .     $14.95             $15.90
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current
  maximum sales charge) . . . . . . . . . . . . .     $15.53             $16.52

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information is not included in the annual report:

               The American Funds Tax-Exempt Series I -- Page 60

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                         FUND NUMBERS
                        ------------------------------------------------------------
FUND                    CLASS A  CLASS B  CLASS C  CLASS F-1  CLASS F-2   CLASS R-5
------------------------------------------------------------------------------------

STOCK AND STOCK/BOND
FUNDS
AMCAP Fund/(R)/ . . .      02      202      302       402        602        2502
American Balanced
Fund/(R)/ . . . . . .      11      211      311       411        611        2511
American Mutual
Fund/(R)/ . . . . . .      03      203      303       403        603        2503
Capital Income
Builder/(R)/  . . . .      12      212      312       412        612        2512
Capital World Growth
and Income Fund/SM/ .      33      233      333       433        633        2533
EuroPacific Growth
Fund/(R)/ . . . . . .      16      216      316       416        616        2516
Fundamental
Investors/SM/ . . . .      10      210      310       410        610        2510
The Growth Fund of
America/SM/ . . . . .      05      205      305       405        605        2505
The Income Fund of
America/(R)/. . . . .      06      206      306       406        606        2506
International Growth
and Income Fund/SM/ .      34      234      334       434        634        2534
The Investment Company
of America/(R)/ . . .      04      204      304       404        604        2504
The New Economy
Fund/(R)/ . . . . . .      14      214      314       414        614        2514
New Perspective
Fund/(R)/ . . . . . .      07      207      307       407        607        2507
New World Fund/(R)/ .      36      236      336       436        636        2536
SMALLCAP World
Fund/(R)/ . . . . . .      35      235      335       435        635        2535
Washington Mutual
Investors Fund/SM/  .      01      201      301       401        601        2501
BOND FUNDS
American Funds
Short-Term Tax-Exempt
Bond Fund/SM/ . . . .     039      N/A      N/A       439        639         N/A
American High-Income
Municipal Bond
Fund/(R)/ . . . . . .      40      240      340       440        640         N/A
American High-Income
Trust/SM/ . . . . . .      21      221      321       421        621        2521
The Bond Fund of
America/SM/ . . . . .      08      208      308       408        608        2508
Capital World Bond
Fund/(R)/ . . . . . .      31      231      331       431        631        2531
Intermediate Bond Fund
of America/(R)/ . . .      23      223      323       423        623        2523
Limited Term
Tax-Exempt Bond Fund
of America/SM/  . . .      43      243      343       443        643         N/A
Short-Term Bond Fund
of America/SM/. . . .      48      248      348       448        648        2548
The Tax-Exempt Bond
Fund of America/(R)/       19      219      319       419        619         N/A
The Tax-Exempt Fund of
California/(R)/*. . .      20      220      320       420        620         N/A
The Tax-Exempt Fund of
Maryland/(R)/*. . . .      24      224      324       424        624         N/A
The Tax-Exempt Fund of
Virginia/(R)/*. . . .      25      225      325       425        625         N/A
U.S. Government
Securities Fund/SM/ .      22      222      322       422        622        2522
MONEY MARKET FUNDS
American Funds Money
Market Fund/SM/ . . .     059      259      359       459        659        2559
___________
*Qualified for sale only in certain
jurisdictions.

               The American Funds Tax-Exempt Series I -- Page 61

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

               The American Funds Tax-Exempt Series I -- Page 62

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

               The American Funds Tax-Exempt Series I -- Page 63

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

               The American Funds Tax-Exempt Series I -- Page 64

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

               The American Funds Tax-Exempt Series I -- Page 65

Tax-Exempt Fund of Maryland®
Investment portfolio

July 31, 2009
	Principal amount	Value
Bonds & notes — 92.54%	(000)	(000)

MARYLAND — 85.91%
STATE ISSUERS — 45.66%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$1,972
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,155
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	902
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,115	3,153
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	965
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,570	1,571
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,051
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,599
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,122
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,918
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,612
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,865	2,113
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	600	521
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	882
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,576
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	2,836
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	922
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	912
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	862
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,573
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,321
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,101
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,077
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,779
G.O. Bonds, State and Local Facs., First Series Loan of 2009, Series A, 5.00% 2024	1,000	1,097
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	4,000	4,183
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2021	2,000	2,269
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2023	2,000	2,231
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	2,000	2,017

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	$1,640	$ 940
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	710
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,079
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	884
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,341
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	836
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,034
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	925	977
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,033
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,340
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,082
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,114
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,822
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,154
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2020	2,710	2,873
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2028	1,000	1,024
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,383
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,361
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,410	1,558
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,346
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	955
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	2,861
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	750
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,267
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,823
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,135
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,773
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,426
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	876
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	765	768
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	925
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,996
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,608

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	$3,500	$ 3,725
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	974
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	746
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	1,375	1,423
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,391
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,712
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,744
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,109
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,165
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,270
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,048
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,838
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,727
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,167
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,335
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,746
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,104
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,444
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,047
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,196
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,670
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2009-A, 4.00% 2022	1,000	1,036
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,220
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,408
		160,739

CITY & COUNTY ISSUERS — 40.25%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,718
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,969	1,339
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,960	1,809
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,830
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,718
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,638
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	546
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,586
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,304
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,472
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,111
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,440	1,559
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	695	684
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,103
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,182
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,381
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,634
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,621
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,431
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,054
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	613
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,569
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,723
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	854
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	831
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	770

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	$1,030	$1,202
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,457
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,255
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	975
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,500	1,662
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,216
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,182
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	528
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.00% 2026	1,255	1,263
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,011
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,091
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,353
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,114
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,793
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,185
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	786
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,071
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,573
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	500	370
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,408	1,072
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	812
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,502
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,074
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,339
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	865
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	227
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	2,390
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,053
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,088
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,031
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,179
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020	1,000	1,131
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	5,941
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,540
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,785
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	665
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,161
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	930	934
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,195
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,553
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,575
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,125
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,995	1,739

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	$ 750	$ 694
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,625	1,623
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,569
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,046
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,000	1,005
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	240	245
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,002
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, National insured, 5.00% 2014	1,500	1,667
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,910
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,775
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	2,479
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	648
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,363
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,164
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	889
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	1,958
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	961
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,848
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,111
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,213
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,379
		141,692

DISTRICT OF COLUMBIA — 1.19%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,116
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,073
		4,189

PUERTO RICO — 4.20%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	916
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,070
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.912% 20291	1,500	938
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,036
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	509
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,987
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	54
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	455	549
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	551
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,127
		14,780

	Principal amount	Value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 1.24%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	$1,500	$ 1,508
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,012
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,750	1,831
		4,351

Total bonds & notes (cost: $335,448,000)		325,751

Short-term securities — 5.88%

Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Maryland Soccer Foundation, Inc. Project), Series 2000, 0.40% 20251	1,580	1,580
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.35% 20381	700	700
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-B, 0.35% 20381	2,825	2,825
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.37% 20291	2,215	2,215
Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 0.37% 20371	5,860	5,860
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Medical System Issue), Series 2008-G, 0.35% 20231	1,140	1,140
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.35% 20431	290	290
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.35% 20261	5,200	5,200
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.30% 20261	900	900

Total short-term securities (cost: $20,710,000)		20,710

Total investment securities (cost: $356,158,000)		346,461
Other assets less liabilities		5,551

Net assets		$352,012

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

July 31, 2009
	Principal amount	Value
Bonds & notes — 95.53%	(000)	(000)

VIRGINIA — 86.45%
STATE ISSUERS — 34.48%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2025	$1,500	$1,632
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,056
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,662
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	794
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,638
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,564
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	855
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,008
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,242
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,174
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,147
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, National insured, 5.00% 2016	500	506
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,096
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,999
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,374
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,090
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,161
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,312
G.O. Bonds, Series 2008-B, 5.00% 2020	2,000	2,294
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,246
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, National insured, 4.55% 2010	1,000	1,012
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, National insured, 4.65% 2011	1,000	1,036
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,276
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,233
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,038
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,825
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	833
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,195
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,013
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,013

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	$1,000	$ 1,071
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,967
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2005-A, AMT, FSA insured, 5.25% 2020	1,000	1,033
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,189
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	848
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	960
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,052
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series B, 5.00% 2027	2,000	2,152
Public Building Auth., Public Facs. Rev. Bonds, Series B, 5.00% 2029	500	529
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,021
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-A, 5.00% 2019	1,000	1,163
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	1,920	1,920
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,093
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,500
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,227
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,119
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 5.00% 2028	2,000	2,133
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,000
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,055
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,847
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,674
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,593
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 4.75% 2024	700	741
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,884
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,588
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,960	2,100
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,418
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,673
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,074
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,103
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	46
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	1,105	1,240
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,363
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,054
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,565
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, National insured, 5.00% 2016	1,000	1,011
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,302
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,545
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,198
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,640	1,725
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,356
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,356
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,106
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,633
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,066
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2030	1,000	1,017
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	5,000	4,993
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.15% 2020	1,000	1,161
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,282
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,268
		147,109

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS — 51.97%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	$2,000	$1,530
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	744
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	1,005
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	882
Arlington County, G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018	4,425	5,060
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,636
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	3,000	3,252
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,096
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,142
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,922
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	926
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,322
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,662
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,706
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	332
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,096
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,028
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,171
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)	2,400	2,468
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,162
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,680
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,008
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,725
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,220
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	841
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,561
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	490	504
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,580
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	1,981
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,159
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,050
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,061
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011	1,500	1,504
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,072
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,674
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,089
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,290

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	$ 280	$ 282
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,165
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,155
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,182
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2023	1,000	1,180
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,756
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,507
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,583
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,070
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	997
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	1,822
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,088
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,614
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,501
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,142
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,042
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,289
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,079
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,048
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	6,000	6,084
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.50% 2010	1,375	1,416
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,670
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,065
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	591
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021	500	569
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2026	500	547
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 4.75% 2028	1,000	1,048
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	808
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,391
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,158
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	651
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,108
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	977
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	70	71
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	414	350
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,086
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	1,650
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	511
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,390	1,764
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	1,675
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,270

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	$ 500	$ 553
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,998
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,485
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2026	1,000	1,098
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,490
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,030
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	538
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	371
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, FSA insured, 5.00% 2025	1,000	1,080
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,858
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	1,358
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,038
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,091
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,038
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,110
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,194
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,067
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,192
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,157
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,271
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2014	1,485	1,507
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2015	1,565	1,582
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,464
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,113
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,171
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,000
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,767
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,181	1,888
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,680
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,102
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	524
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	1,022
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2027	1,000	1,063
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2035	3,625	3,674
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2040	1,500	1,512
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,090
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,229
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,084
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2023	1,460	1,570
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2032	1,500	1,512
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,630
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,071
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,010
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,006
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,047
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,285
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,632
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,122
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,268

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	$1,000	$ 1,109
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,656
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,656
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,642
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,642
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,584
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,171
Industrial Dev. Auth. of Washington County, Hospital Rev. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,149
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,189
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,255
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,312
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,292
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	840
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	771
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	717
		221,730

DISTRICT OF COLUMBIA — 5.56%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,116
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,037
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010	1,000	1,013
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,054
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	924
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,011
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,824
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,074
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,061
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,084
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	1,918
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.25% 2012	1,000	1,082
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,020
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,243
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,022
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2025	1,130	1,150
		23,696

PUERTO RICO — 2.57%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	2,000	1,962
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	916
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,070
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.912% 20291	2,500	1,562
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,157
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,101
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,153
		10,964

	Principal amount	Value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 0.95%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	$1,000	$ 1,005
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,750	1,831
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	737
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	482
		4,055

Total bonds & notes (cost: $410,805,000)		407,554

Short-term securities — 2.25%

Econ. Dev. Auth. of James County, Residential Care Fac. Rev. Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007-C, 0.40% 20171	1,290	1,290
Industrial Dev. Auth. of King George County, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 0.40% 20241	750	750
Industrial Dev. Auth. of King George County, Solid Waste Disposal Fac. Rev. Bonds (Garnet of Virginia, Inc. Project), Series 1996, AMT, 0.55% 20211	600	600
Industrial Dev. Auth. of the City of Lexington, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 0.35% 20361	1,000	1,000
Industrial Dev. Auth. of Montgomery County, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 0.24% 20351	1,675	1,675
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.39% 20361	195	195
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.35% 20331	2,065	2,065
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.35% 20261	1,130	1,130
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.35% 20261	900	900

Total short-term securities (cost: $9,605,000)		9,605

Total investment securities (cost: $420,410,000)		417,159
Other assets less liabilities		9,478

Net assets		$426,637

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2009
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality ratings*:		Maturity diversification†:

Aaa/AAA	37.6%	Under a year	13.3%
Aa/AA	21.6	1 to 5 years	23.1
A/A	12.7	5+ to 10 years	39.1
Baa/BBB or less	20.6	10+ to 20 years	12.1
Short-term securities and other assets less liabilities	7.5	20+ to 30 years	12.2
		30+ years	0.2

		Average life 8.47 years

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund's investment analysts.  the ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 92.54%
	Principal amount (000)		Value (000)	Percent of net assets
Maryland — 85.91%
State Issuers — 45.66%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, AMT:
Series 2006-F, 6.00% 2039		$3,115	$3,153
Series 2001-H, 5.20% 2022		900	902
Series D, 4.65% 2022		1,000	965
Series I, 6.00% 2041		1,570	1,571	1.87%
Econ. Dev. Corp.:
Lease Rev. Bonds:
Aviation Administration Facs., Series 2003, AMT, FSA insured, 5.25%–5.50% 2012–2015		4,500	4,772	1.35
Dept. of Transportation Headquarters Fac., Series 2002, 5.00%–5.375% 2014–2019		3,255	3,530	1.00
Student Housing Rev. Bonds:
Towson University Project, Series 2007-A, 5.25% 2037		3,265	2,576.73
University of Maryland, College Park Projects, Series 2008, 5.80% 2038		3,000	2,836
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020–2026		3,000	2,696
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011		3,355	3,573
5.375% 2015		2,190	2,321	3.25
G.O. Bonds, State and Local Facs.:
Second Series Loan of 2007, 5.00% 2010		4,000	4,183
Second Series Loan of 2008, 5.00% 2021		2,000	2,269
Second Series Loan of 2008, 5.00% 2023		2,000	2,231
First Series Loan of 2000, Series H, 5.50% 2010		2,000	2,101
First Series Loan of 2001, Series H, 5.50% 2011		1,000	1,077
First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016		1,500	1,779
First Series Loan of 2009, Series A, 5.00% 2024		1,000	1,097	4.19
Health and Higher Educational Facs. Auth.:
Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018		2,000	2,340
Rev. Ref. Bonds (Johns Hopkins University Issue):
Series 2002-A, 5.00% 2032		1,000	1,001
Series 2001-A, 5.00% 2011–2013		2,000	2,148	1.56
Rev. Bonds:
LifeBridge Health Issue:
Series 2004-A:
5.00% 2014 (escrowed to maturity)		2,450	2,822
5.00% 2012		1,000	1,114
5.25% 2018		1,000	1,154	1.45
Health and Higher Educational Facs. Auth.: (continued)
Series 2008, ASSURED GUARANTY insured:
5.00% 2020		$2,710	$ 2,873
5.00% 2028		1,000	1,024	1.11%
Mercy Medical Center Issue, Series 2007-A, 5.00% 2032		4,000	3,361
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013		1,410	1,558	1.40
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)		2,000	2,346.67
Series 2007:
4.75% 2034		3,590	2,861
4.50% 2022–2035		2,065	1,705	1.30
Peninsula Regional Medical Center Issue:
Series 2006:
5.00% 2036		4,000	3,823
5.00% 2016–2021		2,200	2,283	1.73
Rev. Ref. Bonds MedStar Health Issue Series 2004:
5.75% 2016		3,500	3,725
5.00%–5.75% 2013–2033		5,345	5,629	2.66
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017		2,000	2,391
Series 2003, 5.25% 2014		4,000	4,712
Series 2003, 5.00% 2015		1,500	1,744
Series 2004, 5.00% 2018		1,000	1,109
Series 2008, 5.00% 2018		1,000	1,165
Series 2008, 5.00% 2020		2,000	2,270	3.80
Transportation Auth.:
Grant and Rev. Anticipation Bonds:
Series 2007, 5.00% 2019		2,500	2,838
Series 2008:
5.25% 2018		4,000	4,727
5.25% 2020		1,000	1,167	2.48
Transportation Facs. Projects Rev. Bonds:
Series 2007, FSA insured, 5.00% 2021		3,000	3,335
Series 2008:
5.00% 2023		3,140	3,444
5.00% 2020–2022		2,545	2,850	2.73
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 (preref. 2012)		2,000	2,220.63
Series 2005-A, 5.00% 2018		2,000	2,196
Series 2001-B, 4.00% 2013		1,000	1,047
Series 2008-A, 5.00% 2022		1,500	1,670
Series 2009-A, 4.00% 2022		1,000	1,036	1.69
Other securities			35,419	10.06
			160,739	45.66

City & County Issuers — 40.25%
Anne Arundel County, G.O. Bonds:
Consolidated General Improvements:
Series 2008, 5.00% 2018		2,250	2,638
Ref. Series 2006, 5.00% 2017		1,590	1,830
Series 2005, 5.00% 2016		1,500	1,718
Series 2009, 4.00% 2018–2020		1,990	2,132
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021		2,515	2,776
Series 2002, 5.25% 2012		1,000	1,111	3.47
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)		3,000	3,381
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018		1,500	1,634	1.42
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A:
5.00% 2022		$2,600	$ 2,569
5.00% 2037		2,000	1,723	1.22%
Mayor and City Council of Baltimore:
G.O. Consolidated Public Improvement Bonds, Series 2008-A:
5.00% 2020		2,315	2,621
5.00% 2021		1,280	1,431	1.15
Project and Rev. Ref. Bonds (Water Projects):
Series 1994-A, FGIC insured, 5.00% 2024		2,275	2,457
Series 2002-A, FGIC-National insured, 5.00% 2021		1,225	1,255
Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032		1,000	975	1.33
Carroll County, G.O. Bonds:
Consolidated Public Improvement Bonds of 2008, 5.00% 2021		2,800	3,182
County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010		500	528	1.05
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026–2027		2,250	2,444
Frederick County:
G.O. Public Facs.:
Bonds of 2008:
5.00% 2024		2,545	2,793
5.00% 2022		1,000	1,114
Ref. Bonds of 2006, 5.25% 2021		1,000	1,185	2.14
Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025		3,000	2,573
Series 2004-B, 5.95%–6.25% 2030		1,908	1,442	1.14
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036		3,420	2,502.71
Howard County:
G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023		2,970	3,339
G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014		795	865	1.19
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034		3,650	2,390.68
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2001-A, 5.25% 2015		2,000	2,179
Series 2007-A, 5.00% 2020		1,000	1,131
Series 2008-A, 5.00% 2018		5,040	5,941	2.63
Housing Opportunities Commission, Multi-family Housing Dev. Bonds:
Series 2004-A, 4.65% 2030		2,670	2,540
Series 2007-A, AMT, 4.55%-4.70% 2027–2037		4,115	3,611	1.75
Rev. Bonds (Dept. of Liquor Control), Series 2009-A:
5.00% 2026		3,010	3,195
5.00% 2027–2028		2,990	3,128	1.80
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured:
5.50% 2010		2,500	2,569
5.50% 2016		1,000	1,046	1.03
Prince George’s County:
G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021		3,500	3,910	1.11
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034		3,500	2,479
4.70% 2015		1,900	1,775	1.21
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)		3,000	3,213.91
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036		3,000	2,379.67
Other securities			47,988	13.64
			141,692	40.25

District of Columbia — 1.19%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025–2028		$4,000	$ 4,189	1.19%

Puerto Rico — 4.20%
Electric Power Auth.:
Power Rev. Bonds, Series WW, 5.25% 2033		1,000	916
Power Rev. Ref. Bonds:
Forward Delivery, Series QQ, XLCA insured, 5.50% 2015		1,000	1,070
Series UU, FSA insured, 0.912% 20291		1,500	938
Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011		1,000	1,036	1.12
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		4,500	4,987	1.42
Other securities			5,833	1.66
			14,780	4.20

Virgin Islands — 1.24%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes):
Series A, 6.75% 2019		1,750	1,831
Series 1998-A, 5.20% 2009–2010		2,500	2,520	1.24
			4,351	1.24

Total bonds & notes (cost: $335,448,000)			325,751	92.54

Short-term securities — 5.88%
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project):
Series 2008-A, 0.35% 20381		700	700
Series 2008-B, 0.35% 20381		2,825	2,825	1.00
Health and Higher Educational Facs. Auth.:
Pooled Loan Program Rev. Bonds, Series 1994-D, 0.37% 20291		2,215	2,215.63
Rev. Bonds (Goucher College Issue), Series 2007, 0.37% 20371		5,860	5,860	1.66
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes:
Series 2006-A, 0.35% 20261		5,200	5,200
Series 2006-B, 0.30% 20261		900	900	1.73
Other securities			3,010.86

Total short-term securities (cost: $20,710,000)			20,710	5.88

Total investment securities (cost: $356,158,000)			346,461	98.42
Other assets less liabilities			5,551	1.58

Net assets			$352,012	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Econ.=Economic	G.O.=General Obligation
Auth.=Authority	Fac.=Facility	Preref.=Prerefunded
Dept.=Department	Facs.=Facilities	Ref.=Refunding
Dev.=Development	Fin.=Finance	Rev.=Revenue
Dist.=District

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at July 31, 2009
(dollars in thousands)
Assets:
Investment securities, at value (cost: $356,158)			$346,461
Cash			375
Receivables for:
Sales of investments	$2,100
Sales of Fund’s shares	743
Interest	3,361		6,204
			353,040
Liabilities:
Payables for:
Repurchases of Fund’s shares	418
Dividends on Fund’s shares	317
Management services	105
Services provided by affiliates	170
Trustees’ deferred compensation	18
Other	—	*	1,028
Net assets at July 31, 2009			$352,012

Net assets consist of:
Capital paid in on shares of beneficial interest			$367,246
Undistributed net investment income			207
Accumulated net realized loss			(5,744)
Net unrealized depreciation			(9,697)
Net assets at July 31, 2009			$352,012

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (23,549 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share†
Class A	$280,694	18,778	$14.95
Class B	10,613	710	14.95
Class C	32,382	2,166	14.95
Class F-1	20,677	1,383	14.95
Class F-2	7,646	512	14.95

*  Amount less than one thousand.
†    Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.53.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2009
(dollars in thousands)
Investment income:
Income:
Interest		$15,404
Fees and expenses*:
Investment advisory services	$677
Business management services	531
Distribution services	1,114
Transfer agent services	80
Administrative services	56
Reports to shareholders	39
Registration statement and prospectus	19
Trustees’ compensation	24
Auditing and legal	50
Custodian	2
State and local taxes	—†
Other	28
Total fees and expenses before waivers	2,620
Less waivers of fees and expenses:
Investment advisory services	29
Business management services	22
Total fees and expenses after waivers		2,569
Net investment income		12,835

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(4,858)
Net unrealized depreciation on investments		(276)
Net realized loss and unrealized depreciation on investments		(5,134)
Net increase in net assets resulting from operations		$7,701

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$ 12,835	$ 12,093
Net realized loss on investments	(4,858)	(880)
Net unrealized depreciation on investments	(276)	(11,376)
Net increase (decrease) in net assets resulting from operations	7,701	(163)

Dividends paid or accrued to shareholders from net investment income	(12,757)	(12,036)

Net capital share transactions	21,293	51,959

Total increase in net assets	16,237	39,760

Net assets:
Beginning of year	335,775	296,015
End of year (including undistributed net investment income: $207 and $180, respectively)	$352,012	$335,775

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.
Quality ratings*:		Maturity diversification†:
Aaa/AAA	36.1%	Under a year	9.9%
Aa/AA	36.6	1 to 5 years	22.3
A/A	10.9	5+ to 10 years	50.0
Baa/BBB or less	11.9	10+ to 20 years	11.4
Short-term securities and other assets less liabilities	4.5	20+ to 30 years	6.4

		Average life 7.73 years

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund's investment analysts.  the ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 95.53%
	Principal amount (000)		Value (000)	Percent of net assets
Virginia — 86.45%
State Issuers — 34.48%
College Building Auth.:
Educational Facs. Rev. Bonds:
21st Century College and Equipment Programs, Series 2009-A, 5.00% 2025–2029		$2,500	$2,688.63%
Public Higher Education Fncg. Program:
Series 2009-A:
5.00% 2028		2,500	2,638
5.00% 2016		685	794
Series 2002-A, 5.00% 2011		1,530	1,662	1.19
Regent University Project, Series 2006:
5.00% 2026		4,000	3,564
5.00% 2029		1,000	855	1.04
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023		2,000	2,161.51
G.O. Bonds:
Series 2006-B, 5.00% 2014		2,000	2,312
Series 2008-B:
5.00% 2020		2,000	2,294
5.00% 2022		2,000	2,246	1.61
Housing Dev. Auth., Commonwealth Mortgage Bonds:
Series 2007-A, Subseries A-1, AMT, 4.90% 2020		3,200	3,233
Series 2001-J-1, National insured, 4.55%–4.65% 2010–2011		2,000	2,048
Series 2004-A-1, AMT, 4.00% 2015		1,300	1,276
Series 2007-A, Subseries A-5, AMT, 5.20%–5.60% 2021–2026		4,000	4,125
Series 2007-B, AMT, 4.75% 2032		2,000	1,825	2.93
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, 5.00% 2013		3,700	3,967
Series 2006, FSA insured, 5.50% 2015		2,885	3,189
Series 2002, 5.00% 2012		1,000	1,071
Series 2005-A, FSA insured, 5.25% 2020		1,000	1,033
Port Facs. Rev. Bonds, Series 2006, FGIC-National insured, 4.75% 2031		1,000	848
Port Facs. Rev. Ref. Bonds, Series 2007, FSA insured, 5.00% 2027		1,000	960	2.59
Public Building Auth.:
Public Facs. Rev. Ref. Bonds, Series 2005-A:
5.00% 2017		$2,680	$ 3,021
5.00% 2015		1,000	1,161
Public Facs. Rev. Bonds:
Series 2005-C, 5.00% 2015		1,000	1,161
Series B, 5.00% 2027–2029		2,500	2,681	1.88%
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 2005-D, 5.00% 2018		2,000	2,227
Ref. Series 2005-A, 5.25% 2017		1,000	1,181
Ref. Series 2005-B, 5.25% 2017		1,000	1,181
Ref. Series 2009-A, 5.00% 2019		1,000	1,163
Series 1998-B, 4.50% 2009		1,920	1,920
Series 2002-A, 5.00% 2014		1,000	1,093
Series 2002-B, 4.00% 2009		1,500	1,500
Series 2008-B, 5.25% 2023		1,000	1,119
Series 2009-B-1, 4.375%–5.00% 2028–2029		4,000	4,133	3.64
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds:
Series 2007:
4.75% 2021		2,610	2,847
4.75% 2023		2,500	2,674
Series 2008, 5.00% 2028		1,500	1,593
Series 2009, 4.75%–5.00% 2024–2029		3,950	4,213	2.65
Infrastructure Rev. Bonds:
Pooled Fncg. Program:
Series 2006-A, 5.00% 2017		2,105	2,418
Series 2003, 5.00% 2020		1,960	2,100
Series 2008-A, 5.00% 2028		1,570	1,673
Series 2008-B, 5.00% 2027		1,000	1,074
Series 2009-A, 5.00% 2028		1,030	1,103	1.96
Series 2008-B:
5.00% 2023		2,170	2,363
5.00% 2020–2028		2,105	2,294
Pooled Loan Bond Program:
Series 2002-A, 5.25% 2014		1,460	1,565
Series 2003-B, AMT, National insured, 5.00% 2016		1,000	1,011	1.70
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015		4,825	5,198	1.22
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.50% 2026 (preref. 2015)		3,000	3,356
5.625% 2037 (preref. 2015)		2,000	2,356
5.25% 2019		1,640	1,725	1.74
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds:
Series 2008, 5.00% 2040		3,000	3,066
Series 2003-B, 5.00% 2016–2017		2,480	2,739	1.36
Upper Occoquan Sewage Auth.:
Regional Sewerage System Rev. Bonds, Series 2007-B:
4.75% 2034		5,000	4,993
4.75% 2030		1,000	1,017
Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured:
5.00% 2023		4,000	4,282
5.15% 2020		1,000	1,161	2.68
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024		2,200	2,268.53
Other securities			19,690	4.62
			147,109	34.48

City & County Issuers — 51.97%
Arlington County:
G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018		$4,425	$ 5,060
G.O. Public Improvement Bonds, Series 2008:
5.00% 2025		3,000	3,252
5.00% 2024		1,500	1,636
G.O. Ref. Bonds, Series 1993, 6.00% 2011–2012		2,000	2,238	2.86%
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012		2,785	2,922.68
City of Chesapeake:
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009–2011		2,800	2,984
G.O. School Ref. Bonds, Series 2003, 5.00% 2013		1,500	1,706	1.10
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026		2,000	2,171.51
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)		2,400	2,468.58
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024		3,000	3,162
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028		2,615	2,680
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024		3,795	4,008	2.31
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)		2,500	2,580.60
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036		3,000	2,159.51
Public Improvement Bonds, Series 2007-A, 5.00% 2012		2,000	2,220.52
Industrial Dev. Auth.:
Health Care Rev. Bonds (Inova Health System Project), Series 2009-A:
5.50% 2035		3,000	3,061
5.25% 2026		1,000	1,050
Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011		1,500	1,504
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019		2,500	2,674
5.00% 2011		1,000	1,072
FSA insured, 5.25% 2019		1,000	1,089	2.45
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038		3,775	3,290.77
Water Auth.:
Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017		1,000	1,165
Water Rev. Ref. Bonds:
Series 1997, 5.00% 2021		1,000	1,155
Series 2005-B, 5.25% 2019–2026		3,500	4,118	1.51
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015–2021		3,500	3,653
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027		1,500	1,507
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025		1,000	997	1.44
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998:
5.00% 2013		2,240	2,501
5.00% 2014		1,000	1,142
Series 2000, 5.25% 2011		1,000	1,042	1.10
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008:
5.00% 2038		6,000	6,084
5.00% 2025		1,000	1,079
5.00% 2033		2,000	2,048	2.16
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025		$2,945	$ 3,158
Water and Sewer System Rev. Ref. Bonds:
Series 2002, 4.625% 2013		580	651
Series 2009, 5.00% 2024		1,000	1,108	1.15%
Loudoun County:
G.O. Public Improvement Bonds, Series 2009-A:
5.00% 2020		3,000	3,485
5.00% 2026		1,000	1,098
G.O. Ref. Bonds, Series 2009-B, 5.00% 2020		3,000	3,490
G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012		1,795	1,998	2.36
City of Newport News:
G.O. Water Bonds, Series 2008-B:
5.00% 2023		2,000	2,194
5.00% 2027		1,000	1,067
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020		1,000	1,091
G.O. General Improvement Ref. Bonds:
Series 2003-A, 5.00% 2010		1,000	1,038
Series 2007-B, 5.25% 2022		1,805	2,110
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024		2,195	2,349	2.31
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027		2,120	2,271.53
City of Richmond:
Public Utility Rev. Bonds, Series 2009-A:
5.00% 2035		3,625	3,674
5.00% 2027–2040		2,500	2,575
Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022–2026		1,500	1,546	1.83
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015		2,500	2,630.62
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018		2,200	2,285.54
Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018		2,000	2,268.53
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)		2,425	2,642
5.00% 2013 (preref. 2011)		2,425	2,642
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016		3,000	3,312	2.01
Other securities			89,571	20.99
			221,730	51.97

District of Columbia — 5.56%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2005-D, AMBAC insured, 5.00% 2021		2,155	2,243
Series 2002-D, AMT, FSA insured, 5.375% 2013–2016		3,995	4,219
Series 2003-A, AMT, FGIC-National insured, 5.125% 2029		2,000	1,918
Series 2004-D, AMT, National insured, 5.00%–5.25% 2012–2019		2,000	2,102
Series 2006-C, FGIC-National insured, 5.00% 2023–2025		3,095	3,172
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010		1,000	1,013
Airport System Rev. Bonds, AMT:
Series 2001-A, National insured, 5.50% 2014		1,000	1,054
Series 2005-A, National insured, 5.25% 2017		1,000	1,063
Series 2006-A, FSA insured, 5.00% 2032		1,000	924
Series 2007-B, AMBAC insured, 5.00% 2020		1,000	1,011
Series 2008-A, 5.375% 2028		1,825	1,824	4.82
Other securities			3,153.74
			23,696	5.56

Puerto Rico — 2.57%
Other securities			$ 10,964	2.57%

Virgin Islands — 0.95%
Other securities			4,055.95

Total bonds & notes (cost: $410,805,000)			407,554	95.53

Short-term securities — 2.25%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs):
Series 2006-B, 0.35% 20261		$1,130	1,130
Series 2006-C, 0.35% 20261		900	900.48
Other securities			7,575	1.77

Total short-term securities (cost: $9,605,000)			9,605	2.25

Total investment securities (cost: $420,410,000)			417,159	97.78
Other assets less liabilities			9,478	2.22

Net assets			$426,637	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Fac.=Facility	Preref.=Prerefunded
Auth.=Authority	Facs.=Facilities	Redev.=Redevelopment
Dev.=Development	Fncg.=Financing	Ref.=Refunding
Dist.=District	G.O.=General Obligation	Rev.=Revenue
Econ.=Economic

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2009
(dollars in thousands)
Assets:
Investment securities, at value (cost: $420,410)			$417,159
Cash			102
Receivables for:
Sales of investments	$4,625
Sales of Fund’s shares	882
Interest	4,948		10,455
			427,716
Liabilities:
Payables for:
Repurchases of Fund’s shares	443
Dividends on Fund’s shares	309
Management services	125
Services provided by affiliates	184
Trustees’ deferred compensation	18
Other	—	*	1,079
Net assets at July 31, 2009			$426,637

Net assets consist of:
Capital paid in on shares of beneficial interest			$430,960
Undistributed net investment income			281
Accumulated net realized loss			(1,353)
Net unrealized depreciation			(3,251)
Net assets at July 31, 2009			$426,637

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (26,836 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share†
Class A	$346,728	21,810	$15.90
Class B	9,152	576	15.90
Class C	30,912	1,944	15.90
Class F-1	29,111	1,831	15.90
Class F-2	10,734	675	15.90

* Amount less than one thousand.
†  Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.52.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2009
(dollars in thousands)
Investment income:
Income:
Interest		$16,934
Fees and expenses*:
Investment advisory services	$761
Business management services	597
Distribution services	1,186
Transfer agent services	83
Administrative services	57
Reports to shareholders	41
Registration statement and prospectus	15
Trustees’ compensation	24
Auditing and legal	50
Custodian	2
State and local taxes	— †
Other	28
Total fees and expenses before waivers	2,844
Less waivers of fees and expenses:
Investment advisory services	30
Business management services	24
Total fees and expenses after waivers		2,790
Net investment income		14,144

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(1,315)
Net unrealized appreciation on investments		2,007
Net realized loss and unrealized appreciation on investments		692
Net increase in net assets resulting from operations		$14,836

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$ 14,144	$ 12,424
Net realized loss on investments	(1,315)	(18)
Net unrealized appreciation (depreciation) on investments	2,007	(8,523)
Net increase in net assets resulting from operations	14,836	3,883

Dividends paid or accrued to shareholders from net investment income	(14,106)	(12,385)

Net capital share transactions	68,101	53,910

Total increase in net assets	68,831	45,408

Net assets:
Beginning of year	357,806	312,398
End of year (including undistributed net investment income: $281 and $248, respectively)	$426,637	$357,806

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are only available to limited categories of investors. In addition, Class R-5 shares were available through June 29, 2009 when their operation ceased. The Funds’ current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Effective April 21, 2009, Class B shares of the Funds are no longer available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Net asset value — The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the invest-ment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

The values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the Funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

3. Taxation and distributions

Federal income taxation — The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2005.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2009, the Maryland Fund and the Virginia Fund reclassified $11,000 and $2,000, respectively, from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund and the Virginia Fund also reclassified $40,000 and $3,000, respectively, from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 317
Capital loss carryforwards*:
Expiring 2014	$ (49)
Expiring 2016	(43)
Expiring 2017	(1,172)	(1,264)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009)†		(4,480)
Gross unrealized appreciation on investment securities		11,239
Gross unrealized depreciation on investment securities		(20,711)
Net unrealized depreciation on investment securities		(9,472)
Cost of investment securities		355,933

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$ 309
Capital loss carryforwards*:
Expiring 2012	$ (1)
Expiring 2015	(5)
Expiring 2016	(35)	(41)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009)†		(1,312)
Gross unrealized appreciation on investment securities		12,844
Gross unrealized depreciation on investment securities		(15,796)
Net unrealized depreciation on investment securities		(2,952)
Cost of investment securities		420,111

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2009	2008	Share class	2009	2008
Class A	$10,421	$ 9,799	Class A	$11,790	$10,522
Class B	371	470	Class B	283	352
Class C	951	872	Class C	744	579
Class F-1	766	645	Class F-1	1,069	818
Class F-2*	69	—	Class F-2*	134	—
Class R-5†	179	250	Class R-5†	86	114
Total	$12,757	$12,036	Total	$14,106	$12,385

* Class F-2 shares were offered beginning August 1, 2008. † Class R-5 shares were available through June 29, 2009 when their operation ceased.			* Class F-2 shares were offered beginning August 1, 2008. † Class R-5 shares were available through June 29, 2009 when their operation ceased.

4. Fees and transactions with related parties

Business management services — The Funds have a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC waived a portion of its business management fees commencing on September 1, 2004 and terminating on December 31, 2008. During the year ended July 31, 2009, total business management fees waived by WMC were $22,000 and $24,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $531,000, which was equivalent to an annualized rate of 0.161%, was reduced to $509,000, or 0.155% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $597,000, which was equivalent to an annualized rate of 0.157%, was reduced to $573,000, or 0.151% of average daily net assets. During the year ended July 31, 2009, WMC paid the Maryland and Virginia Funds’ investment adviser $2,239,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG earned $25,000 and $19,000 on its retail sales of shares, including payments under the distribution plans of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service Company¨ (AFS), the Funds’ transfer agent, and American Funds Distributors,¨ Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC waived a portion of its investment advisory services fees commencing on September 1, 2004 and terminating on December 31, 2008. During the year ended July 31, 2009, total investment advisory services fees waived by CRMC were $29,000 and $30,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $677,000, which was equivalent to an annualized rate of 0.205%, was reduced to $648,000, or 0.197% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $761,000, which was equivalent to an annualized rate of 0.200%, was reduced to $731,000, or 0.192% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2009, unreimbursed expenses subject to reimbursement totaled $383,000 for the Maryland Fund and $638,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2009, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 656	$77	Not applicable	Not applicable
Class B	114	3	Not applicable	Not applicable
Class C	295	Included in administrative services	$22	$2
Class F-1	49		26	1
Class F-21	Not applicable		2	—2
Class R-53	Not applicable		3	—2
Total	$1,114	$80	$53	$3

1 Class F-2 shares were offered beginning August 1, 2008. 2 Amount less than one thousand. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 776	$81	Not applicable	Not applicable
Class B	92	2	Not applicable	Not applicable
Class C	247	Included in administrative services	$18	$1
Class F-1	71		30	2
Class F-21	Not applicable		4	—2
Class R-53	Not applicable		2	—2
Total	$1,186	$83	$54	$3

1 Class F-2 shares were offered beginning August 1, 2008. 2 Amount less than one thousand. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $26,000 for each Fund in current fees (either paid in cash or deferred) and a net decrease of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

5. Disclosure of fair value measurements

The Funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2009, all of the investment securities held by each Fund were classified as Level 2.

6. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales1		Reinvestments of dividends		Repurchases1		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$70,535	4,877	$7,907	547	$(60,270)	(4,223)	$18,172	1,201
Class B	773	54	282	19	(3,148)	(217)	(2,093)	(144)
Class C	10,189	703	720	50	(8,089)	(562)	2,820	191
Class F-1	9,059	627	598	41	(8,623)	(606)	1,034	62
Class F-22	7,585	520	54	4	(175)	(12)	7,464	512
Class R-53	—	—	140	10	(6,244)	(434)	(6,104)	(424)
Total net increase (decrease)	$98,141	6,781	$9,701	671	$(86,549)	(6,054)	$21,293	1,398

Year ended July 31, 2008
Class A	$ 86,227	5,574	$7,449	483	$(50,404)	(3,253)	$43,272	2,804
Class B	663	43	323	21	(3,269)	(211)	(2,283)	(147)
Class C	8,981	581	649	42	(6,107)	(394)	3,523	229
Class F-1	10,760	695	468	30	(5,011)	(323)	6,217	402
Class R-5	1,011	64	229	15	(10)	(1)	1,230	78
Total net increase (decrease)	$107,642	6,957	$9,118	591	$(64,801)	(4,182)	$51,959	3,366

1 Includes exchanges between share classes of the Fund. 2 Class F-2 shares were offered beginning August 1, 2008. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Virginia
	Sales1		Reinvestments of dividends		Repurchases1		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$118,070	7,622	$ 9,298	600	$ (76,693)	(4,997)	$50,675	3,225
Class B	1,687	109	226	15	(3,001)	(194)	(1,088)	(70)
Class C	13,500	868	622	40	(5,583)	(364)	8,539	544
Class F-1	17,216	1,110	875	56	(15,589)	(1,012)	2,502	154
Class F-22	12,182	784	110	7	(1,829)	(116)	10,463	675
Class R-53	3,363	217	74	5	(6,427)	(419)	(2,990)	(197)
Total net increase (decrease)	$166,018	10,710	$11,205	723	$(109,122)	(7,102)	$68,101	4,331

Year ended July 31, 2008
Class A	$ 89,185	5,513	$7,453	462	$(57,477)	(3,558)	$39,161	2,417
Class B	1,192	74	265	16	(3,223)	(199)	(1,766)	(109)
Class C	9,360	580	460	29	(3,953)	(245)	5,867	364
Class F-1	16,447	1,018	694	43	(7,346)	(451)	9,795	610
Class R-5	742	45	112	7	(1)	—4	853	52
Total net increase (decrease)	$116,926	7,230	$8,984	557	$(72,000)	(4,453)	$53,910	3,334

1 Includes exchanges between share classes of the Fund.
2 Class F-2 shares were offered beginning August 1, 2008.
3 Class R-5 shares were available through June 29, 2009 when their operation ceased.
4 Amount less than one thousand.

7. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities of $64,012,000 and $110,796,000 and sales of investment securities of $41,588,000 and $34,056,000, respectively, during the year ended July 31, 2009. Short-term securities and U.S. government obligations, if any, were excluded.

8. Subsequent events

As of September 11, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

The Tax-Exempt Fund of Maryland

Financial highlights1

	Income (loss) from investment operations2				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:
Year ended 7/31/2009	$15.16	$.58	$(.21)	$ .37	$(.58)	—	$(.58)	$14.95	2.62%	$281.70%		.68%	4.00%
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	—	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Class B:
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	—	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	—	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Class C:
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	—	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	—	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Class F-1:
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	—	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	—5	(.60)	—	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Class F-2:
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	—	(.60)	14.95	2.80	8.49		.49	4.03
Class R-5:
Period from 8/1/2008 to 6/29/20096	15.16	.55	(.45)	.10	(.55)	—	(.55)	14.71	.82	—	.517	.497	4.247
Year ended 7/31/2008	15.76	.65	(.60)	.05	(.65)	—	(.65)	15.16	.31	6.46		.43	4.20
Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02

				Year ended July 31
				2009		2008	2007			2006	2005
Portfolio turnover rate for all classes of shares				14%		5%	9%			5%	5%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Amount less than $.01.
6 Class R-5 shares were available through June 29, 2009 when their operation ceased.
7 Annualized.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights1
	Income from investment operations2				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:
Year ended 7/31/2009	$15.90	$.59	$ —5	$.59	$(.59)	—	$(.59)	$15.90	3.88%	$347.68%		.66%	3.81%
Year ended 7/31/2008	16.30	.62	(.40 )	.22	(.62)	—	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05 )	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28 )	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Class B:
Year ended 7/31/2009	15.90	.48	—5.48		(.48)	—	(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40 )	.10	(.50)	—	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05 )	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28 )	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Class C:
Year ended 7/31/2009	15.90	.47	—5.47		(.47)	—	(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40 )	.09	(.49)	—	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05 )	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28 )	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Class F-1:
Year ended 7/31/2009	15.90	.58	—5.58		(.58)	—	(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40 )	.21	(.61)	—	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05 )	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28 )	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Class F-2:
Year ended 7/31/2009	15.90	.62	—5.62		(.62)	—	(.62)	15.90	4.05	11.51		.51	3.86
Class R-5:
Period from 8/1/2008 to 6/29/20096	15.90	.57	(.20 )	.37	(.57)	—	(.57)	15.70	2.45	—	.467	.447	4.047
Year ended 7/31/2008	16.30	.66	(.40 )	.26	(.66)	—	(.66)	15.90	1.62	3.42		.39	4.10
Year ended 7/31/2007	16.35	.65	(.05 )	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
Year ended 7/31/2006	16.63	.64	(.28 )	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81

				Year ended July 31
				2009		2008	2007			2006	2005
Portfolio turnover rate for all classes of shares				10%		8%	11%			4%	13%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Amount less than $.01.
6 Class R-5 shares were available through June 29, 2009 when their operation ceased.
7 Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2009

THE AMERICAN FUNDS TAX-EXEMPT SERIES I PART C: OTHER INFORMATION
Item 23.	Exhibits
(a)(1)	Declaration of Trust dated April 24, 1986. Previously filed.
(a)(2)
Establishment and Designation of Additional Classes of Shares (Class A and B Shares) dated December 16, 1999.  Previously filed.  (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))

(a)(3)
Establishment and Designation of Additional Classes of Shares (Class C and F Shares) dated December 21, 2000.  Previously filed.  (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))

(a)(4)
Establishment and Designation of Additional Class of Shares (Class R-5 Shares) dated July 11, 2002.  Previously filed.  (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))

(a)(5)
Redesignation of Shares (Class F Shares) and Establishment and Designation of Additional Class of Shares (Class F-2 Shares) dated June 20, 2008.  Previously filed.  (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))

(b)	By-Laws as amended June 18, 2009. Previously filed. (See P/E Amendment No. 32 filed on July 17, 2009 (Accession No. 0000792953-09-000033.))
(c)	Form of share certificate. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(d)	Investment Advisory Agreement. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(e)(1)	Amended and Restated Principal Underwriting Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(e)(2) (e)(3) (e)(4) (e)(5) (e)(6) (e)(7) (e)(8)
Form of Institutional Selling Group Agreement.  Previously filed.  (See P/E Amendment No. 25 filed September 30, 2005 (Accession No. 0000792953-05-000010.))
Form of Amendment to Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Institutional Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Bank-Trust Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Bank-Trust Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan amended January 1, 2005. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(g)	Form of Custodian Agreement dated December 21, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(h)(1)	Amended and Restated Administrative Services Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(2)	Form of Amended and Restated Shareholder Service Agreement. Previously filed. (See P/E Amendment No. 23 filed September 29, 2004 (Accession No. 0000792953-04-000015.)).
(h)(3)	Amended and Restated Business Management Agreement dated August 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(4)	Form of Amendment to Shareholder Service Agreement dated November 1, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(i)(1)	Legal Opinion for Class A Shares. Previously filed.
(i)(2)	Legal Opinion for Class B Shares. Previously filed. (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))
(i)(3)	Legal Opinion for Class C and F Shares. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(i)(4)	Legal Opinion for Class R-5 Shares. Previously filed. (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))
(i)(5)	Legal Opinion for Class F-2 Shares. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(j)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
(k)	Not applicable.
(l)	Initial Capital Agreements. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(m)(1) (m)(2)
Forms of Amended and Restated Plans of Distribution (Class A, B, C and F Shares.)  Previously filed.  (See P/E Amendment No. 26 filed on September 30, 2005 (Accession No. 0000792953-05-000010.))
Amendment to Plans of Distribution (Class F Shares) dated July 30, 2008.  Previously filed.  (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))

(n)	Amended and Restated Multiple Class Plan dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2009. Previously filed. (See P/E Amendment No. 32 filed on July 17, 2009 (Accession No. 0000792953-09-000033.))
(p)(2)	Code of Ethics for Washington Management Corporation dated June 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(3)	Code of Ethics for the Registrant dated April 2007. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))

Item 24.                        Persons Controlled by or Under Common Control with the Registrant

There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy which insures its officers and trustees against certain liabilities.

Article VI of the Trust's By-Laws states:

(a)       The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

  (b)        The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)       To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)       Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b).  Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e)       Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

(f)       Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g)        Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h)        Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i)        The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

None.

Item 27.  Principal Underwriter

(a)  American  Funds  Distributors, Inc. is the Principal Underwriter of   shares  of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Target Date Retirement Series, Inc., The  American  Funds  Tax-Exempt Series I, The American Funds Tax-Exempt Series  II,  American  High-Income  Municipal  Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc.,  Capital  Income  Builder,  Inc.,  Capital  World Bond Fund, Inc., Capital World Growth and Income Fund, Inc.,  Endowments,  EuroPacific  Growth  Fund, Fundamental Investors,  Inc.,  The  Income  Fund  of  America,  Inc.,  Intermediate Bond Fund of America,  International  Growth  and  Income  Fund, Inc., The Investment Company  of  America,  Limited Term Tax-Exempt Bond Fund of America, The
 New  Economy  Fund,  New  Perspective  Fund, Inc., New World Fund, Inc., Short-Term  Bond  Fund  of America, Inc., SMALLCAP World Fund, Inc., TheTax-Exempt  Bond  Fund  of  America,  Inc., The Tax-Exempt Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)	The directors and officers of American Funds Distributors, Inc. are set forth below.

(1)	(2)	(3)
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Director, Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None

SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None

LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)             Not applicable.

Item 28.                        Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a)(1) and 31(a)(2) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained, in whole or in part, at the offices of:

NAME	ADDRESS
Washington Management Corporation (business manager)	1101 Vermont Avenue, N.W., Washington, DC 20005
Capital Research and Management Company (investment adviser)	333 South Hope Street, Los Angeles, California 90071
Capital Research and Management Company (fund accounting dept.)	5300 Robin Hood Road, Norfolk, VA 23513
American Funds Service Company (transfer agent)
6455 Irvine Center Drive, Irvine, CA 92618
8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240
10001 North 92nd Street, Suite 100, Scottsdale, AZ 85258
3500 Wiseman Boulevard, San Antonio, TX 78251
5300 Robin Hood Road, Norfolk, VA  23513

JPMorgan Chase Bank, N.A. (custodian)	270 Park Avenue, New York, NY 10017-2070

Item 29.  Management Services

None.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, The American Funds Tax-Exempt Series I, has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 29th day of September, 2009.

The American Funds Tax-Exempt Series I

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Counsel certifies that this Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.
By:	/s/Stephanie L. Pfromer Stephanie L. Pfromer, Esq.

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 2009.

J. Knox Singleton* J. Knox Singleton	James C. Miller III* James C. Miller III
Trustee and Chairman of the Board	Trustee

James H. Lemon, Jr.* James H. Lemon, Jr.	Katherine D. Ortega* Katherine D. Ortega
Trustee and Vice Chairman of the Board	Trustee

Barbara Hackman Franklin* Barbara Hackman Franklin	/s/Jeffrey L. Steele Jeffrey L. Steele
Trustee	President and Trustee

R. Clark Hooper* R. Clark Hooper
Trustee

By /s/Michael W. Stockton Michael W. Stockton	By /s/Jeffrey L. Steele Jeffrey L. Steele
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned trustees of The American Funds Tax-Exempt Series I, a Massachusetts business trust, do hereby constitute and appoint Michael W. Stockton, Ashley L. Shaw, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, File No. 811-4653, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust offers shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 21st day of December, 2007.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

Cyrus A. Ansary                                                                James C. Miller III

Barbara H. Franklin                                                           Katherine D. Ortega

R. Clark Hooper                                                                Jeffrey L. Steele

James H. Lemon, Jr.                                                          J. Knox Singleton

EXHIBIT INDEX

EXHIBIT NO.                                        EXHIBIT DESCRIPTION

(j)	Consent of Independent Registered Public Accounting Firm